United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-4791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  October 31, 2005

Date of reporting period:   April 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO]  AllianceBernstein (R)
Investment Research and Management


AllianceBernstein Municipal Income Fund


Tax-Exempt Income


April 30, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 20, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund (the "Portfolios") for the semi-annual reporting period ended April 30, 2005.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. While these securities involve higher risk than higher-quality municipal obligations, they generally offer higher current yields.

Investment Results

The tables on pages 4-5 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended April 30, 2005.

For the six-month period ended April 30, 2005, all of the AllianceBernstein Municipal Income Fund Portfolios' Class A shares outperformed the benchmark, which represents the municipal bond market. A description of each Portfolio's relative performance versus the benchmark for the six-month period ended April 30, 2005 follows.

National Portfolio--The National Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and hospital sectors. The Portfolio benefited from security selection in the insured, special tax and hospital sectors. Security selection in the industrial revenue bond sector detracted from performance.

California Portfolio--The California Portfolio's stronger relative performance was largely the result of security selection in the special tax, pre-refunded, general obligation and insured sectors. Security selection in the industrial revenue bond sector detracted from performance.

New York Portfolio--The New York Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond sector. The Portfolio also benefited from security selection in the pre-refunded and special tax sectors. Security selection in the industrial revenue bond sector detracted from performance.

Insured National Portfolio--The Insured National Portfolio's stronger relative performance was largely the result of security selection in the insured sector. Security selection in the pre-refunded sector detracted from performance. The Portfolio's relative weight in the industrial revenue bond sector detracted from performance.

Insured California Portfolio--The Insured California Portfolio's stronger relative performance was largely the result of security selection in the insured sector. The Portfolio's relative weights in the pre-refunded and industrial revenue bond sectors benefited and detracted from performance, respectively.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 1


Market Review and Investment Strategy

During the six-month period ended April 30, 2005, long-term municipal bond yields declined and short-term municipal bond yields increased. Yields moved in a similar manner in the Treasury bond market. The rise in short-term bond yields was in response to the U.S. Federal Reserve increasing the target for the Federal Funds rate by 1.00% through four rate hikes over the period. Inconclusive economic signals and moderate inflation expectations, however, allowed longer-term bond yields to decline. On a pre-tax basis, the municipal market outperformed the taxable bond market for the six-month period ended April 30, 2005. The LB Municipal Index gained 1.93%, versus the LB U.S. Aggregate Index, representing taxable bonds, which returned 0.98% during the same time frame. As of April 30, 2005, 30-year municipal bonds were yielding approximately 97% of comparable maturity Treasury bonds.

Interest rates are still low by historical standards versus inflation and indications of economic growth. As such, the Fund's Municipal Bond Investment Team (the "team") continue to maintain shorter-than-benchmark portfolio durations. The low-rate environment has led to relatively strong demand for lower-rated bonds as investors seek higher income producing bonds. As the yield premium on lower-rated bonds declined, making them more expensive to buy/own versus high quality bonds, the team sold lower-rated bonds opportunistically. Stronger economic growth has helped boost state and local government tax revenues, improving the creditworthiness of state and local issuers. Holdings in general obligation bonds benefited from this trend.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuation in the Portfolios' securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED APRIL 30, 2005

                                        Returns
                          ------------------------------------
                              6 Months          12 Months
--------------------------------------------------------------
National Portfolio
   Class A                      3.06%              7.64%
--------------------------------------------------------------
   Class B                      2.71%              6.90%
--------------------------------------------------------------
   Class C                      2.61%              6.90%
--------------------------------------------------------------
LB Municipal Index              1.93%              6.81%
--------------------------------------------------------------


                                        Returns
                          ------------------------------------
                              6 Months          12 Months
--------------------------------------------------------------
California Portfolio
   Class A                      2.86%              8.15%
--------------------------------------------------------------
   Class B                      2.51%              7.41%
--------------------------------------------------------------
   Class C                      2.51%              7.40%
--------------------------------------------------------------
LB Municipal Index              1.93%              6.81%
--------------------------------------------------------------


                                        Returns
                          ------------------------------------
                              6 Months          12 Months
--------------------------------------------------------------
New York Portfolio
   Class A                      2.56%              7.64%
--------------------------------------------------------------
   Class B                      2.11%              6.80%
--------------------------------------------------------------
   Class C                      2.21%              6.80%
--------------------------------------------------------------
LB Municipal Index              1.93%              6.81%
--------------------------------------------------------------


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED APRIL 30, 2005

                                        Returns
                          ------------------------------------
                              6 Months          12 Months
--------------------------------------------------------------
Insured National Portfolio
   Class A                      2.28%              7.43%
--------------------------------------------------------------
   Class B                      1.93%              6.71%
--------------------------------------------------------------
   Class C                      1.83%              6.60%
--------------------------------------------------------------
LB Municipal Index              1.93%              6.81%
--------------------------------------------------------------


                                        Returns
                          ------------------------------------
                              6 Months          12 Months
--------------------------------------------------------------
Insured California Portfolio
   Class A                      2.18%              6.77%
--------------------------------------------------------------
   Class B                      1.90%              6.10%
--------------------------------------------------------------
   Class C                      1.83%              6.03%
--------------------------------------------------------------
LB Municipal Index              1.93%              6.81%
--------------------------------------------------------------


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 5


                                                         Historical Performance
-------------------------------------------------------------------------------

NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          7.64%              3.08%
5 Years                         6.15%              5.23%
10 Years                        5.80%              5.34%
SEC Yield*                      4.63%
Taxable Equivalent Yield**      8.12%

Class B Shares
1 Year                          6.90%              3.90%
5 Years                         5.43%              5.43%
10 Years(a)                     5.37%              5.37%
SEC Yield*                      4.13%
Taxable Equivalent Yield**      6.18%

Class C Shares
1 Year                          6.90%              5.90%
5 Years                         5.43%              5.43%
10 Years                        5.09%              5.09%
SEC Yield*                      4.13%
Taxable Equivalent Yield**      6.12%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -1.14%
5 Years                                            4.71%
10 Years                                           5.18%

Class B Shares
1 Year                                            -0.36%
5 Years                                            4.92%
10 Years(a)                                        5.21%

Class C Shares
1 Year                                             1.61%
5 Years                                            4.94%
10 Years                                           4.93%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          8.15%              3.58%
5 Years                         6.20%              5.29%
10 Years                        6.30%              5.85%
SEC Yield*                      4.29%
Taxable Equivalent Yield**      7.80%

Class B Shares
1 Year                          7.41%              4.41%
5 Years                         5.46%              5.46%
10 Years(a)                     5.85%              5.85%
SEC Yield*                      3.77%
Taxable Equivalent Yield**      6.33%

Class C Shares
1 Year                          7.40%              6.40%
5 Years                         5.46%              5.46%
10 Years                        5.55%              5.55%
SEC Yield*                      3.77%
Taxable Equivalent Yield**      6.31%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -0.39%
5 Years                                            4.77%
10 Years                                           5.65%

Class B Shares
1 Year                                             0.20%
5 Years                                            4.93%
10 Years(a)                                        5.65%

Class C Shares
1 Year                                             2.18%
5 Years                                            4.93%
10 Years                                           5.36%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 7


                                                         Historical Performance
-------------------------------------------------------------------------------

NEW YORK PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          7.64%              3.07%
5 Years                         6.43%              5.50%
10 Years                        6.22%              5.76%
SEC Yield*                      4.26%
Taxable Equivalent Yield**      8.95%

Class B Shares
1 Year                          6.80%              3.80%
5 Years                         5.63%              5.63%
10 Years(a)                     5.77%              5.77%
SEC Yield*                      3.84%
Taxable Equivalent Yield**      6.60%

Class C Shares
1 Year                          6.80%              5.80%
5 Years                         5.63%              5.63%
10 Years                        5.45%              5.45%
SEC Yield*                      3.84%
Taxable Equivalent Yield**      6.60%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -0.49%
5 Years                                            5.01%
10 Years                                           5.62%

Class B Shares
1 Year                                             0.24%
5 Years                                            5.17%
10 Years(a)                                        5.61%

Class C Shares
1 Year                                             2.21%
5 Years                                            5.14%
10 Years                                           5.30%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

INSURED NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          7.43%              2.91%
5 Years                         6.86%              5.94%
10 Years                        6.03%              5.57%
SEC Yield*                      3.43%
Taxable Equivalent Yield**      7.12%

Class B Shares
1 Year                          6.71%              3.71%
5 Years                         6.12%              6.12%
10 Years(a)                     5.59%              5.59%
SEC Yield*                      2.91%
Taxable Equivalent Yield**      5.35%

Class C Shares
1 Year                          6.60%              5.60%
5 Years                         6.10%              6.10%
10 Years                        5.29%              5.29%
SEC Yield*                      2.91%
Taxable Equivalent Yield**      5.34%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -1.82%
5 Years                                            5.44%
10 Years                                           5.39%

Class B Shares
1 Year                                            -1.02%
5 Years                                            5.63%
10 Years(a)                                        5.41%

Class C Shares
1 Year                                             0.95%
5 Years                                            5.63%
10 Years                                           5.13%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 9


                                                         Historical Performance
-------------------------------------------------------------------------------

INSURED CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          6.77%              2.20%
5 Years                         6.50%              5.58%
10 Years                        6.08%              5.61%
SEC Yield*                      3.82%
Taxable Equivalent Yield**      5.46%

Class B Shares
1 Year                          6.10%              3.10%
5 Years                         5.73%              5.73%
10 Years(a)                     5.62%              5.62%
SEC Yield*                      3.23%
Taxable Equivalent Yield**      5.61%

Class C Shares
1 Year                          6.03%              5.03%
5 Years                         5.71%              5.71%
10 Years                        5.30%              5.30%
SEC Yield*                      3.24%
Taxable Equivalent Yield**      5.67%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -2.75%
5 Years                                            5.03%
10 Years                                           5.40%

Class B Shares
1 Year                                            -2.06%
5 Years                                            5.18%
10 Years(a)                                        5.39%

Class C Shares
1 Year                                            -0.11%
5 Years                                            5.16%
10 Years                                           5.08%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                              Beginning            Ending
                                            Account Value       Account Value    Expenses Paid
National Portfolio                        November 1, 2004      April 30, 2005   During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,030.60           $3.42
Hypothetical (5% return before expenses)         $1,000           $1,021.42           $3.41
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,027.13           $6.94
Hypothetical (5% return before expenses)         $1,000           $1,017.95           $6.90
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,026.09           $6.93
Hypothetical (5% return before expenses)         $1,000           $1,017.95           $6.90
-----------------------------------------------------------------------------------------------

California Portfolio
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,028.61           $3.87
Hypothetical (5% return before expenses)         $1,000           $1,020.98           $3.86
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,025.06           $7.38
Hypothetical (5% return before expenses)         $1,000           $1,017.50           $7.35
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,025.06           $7.38
Hypothetical (5% return before expenses)         $1,000           $1,017.50           $7.35
-----------------------------------------------------------------------------------------------



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 11


                                                                  Fund Expenses
-------------------------------------------------------------------------------



                                              Beginning             Ending
                                            Account Value       Account Value    Expenses Paid
New York Portfolio                        November 1, 2004      April 30, 2005   During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,025.57           $2.91
Hypothetical (5% return before expenses)         $1,000           $1,021.92           $2.91
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,021.07           $6.41
Hypothetical (5% return before expenses)         $1,000           $1,018.45           $6.41
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,022.07           $6.42
Hypothetical (5% return before expenses)         $1,000           $1,018.45           $6.41
-----------------------------------------------------------------------------------------------

Insured National Portfolio
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,022.75           $5.22
Hypothetical (5% return before expenses)         $1,000           $1,019.64           $5.21
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,019.29           $8.71
Hypothetical (5% return before expenses)         $1,000           $1,016.17           $8.70
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,018.29           $8.71
Hypothetical (5% return before expenses)         $1,000           $1,016.17           $8.70
-----------------------------------------------------------------------------------------------

Insured California Portfolio
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,021.75           $5.11
Hypothetical (5% return before expenses)         $1,000           $1,019.74           $5.11
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,018.98           $8.66
Hypothetical (5% return before expenses)         $1,000           $1,016.22           $8.65
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,018.26           $8.66
Hypothetical (5% return before expenses)         $1,000           $1,016.22           $8.65
-----------------------------------------------------------------------------------------------


                                             Annualized Expense Ratio
                      -------------------------------------------------------------------------
                                                                     Insured        Insured
                        National      California      New York       National      California
-----------------------------------------------------------------------------------------------
Class A                   0.68%          0.77%          0.58%          1.04%          1.02%
Class B                   1.38%          1.47%          1.28%          1.74%          1.73%
Class C                   1.38%          1.47%          1.28%          1.74%          1.72%
-----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                            Bond Rating Summary
-------------------------------------------------------------------------------

BOND RATING SUMMARY*
April 30, 2005 (unaudited)


NATIONAL PORTFOLIO
     33.8%   AAA
     16.4%   AA
     17.4%   A
     18.8%   BBB                         [PIE CHART OMITTED]
     11.1%   BB
      1.9%   B
      0.6%   Unrated


CALIFORNIA PORTFOLIO
     53.0%   AAA
      3.9%   AA
     16.6%   A                           [PIE CHART OMITTED]
     19.7%   BBB
      6.8%   BB


NEW YORK PORTFOLIO
     44.9%   AAA
     13.6%   AA
     26.2%   A                           [PIE CHART OMITTED]
      6.2%   BBB
      8.7%   BB
      0.4%   B


* All data are as of April 30, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 13


                                                            Bond Rating Summary
-------------------------------------------------------------------------------

BOND RATING SUMMARY*
April 30, 2005 (unaudited)


INSURED NATIONAL PORTFOLIO
     71.6%   AAA
     26.9%   AA                          [PIE CHART OMITTED]
      1.5%   A


INSURED CALIFORNIA PORTFOLIO
     93.2%   AAA
      4.3%   AA                          [PIE CHART OMITTED]
      2.5%   A



* All data are as of April 30, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-97.0%

Long-Term Municipal Bonds-97.0%
Alabama-0.7%
Jefferson Cnty Ltd Oblig Sch Warrants
  Ser 04A
  5.25%, 1/01/23                                      $ 1,200     $   1,270,932
Montgomery Bmc Spl Care Facs Fing Auth Rev
  (Baptist Health) Ser 04C
  5.25%, 11/15/29                                       2,190         2,227,734
                                                                  -------------
                                                                      3,498,666
                                                                  -------------
Arizona-2.7%
Estrella Mtn Ranch CFD
  (Desert Village) Ser 02
  7.38%, 7/01/27                                        2,892         3,151,904
Phoenix Civic Impt Corp Wastewtr Sys Rev
  MBIA Ser 04
  5.00%, 7/01/23-7/01/24                                2,800         2,980,747
Pima Cnty IDA
  (Horizon Cmnty Learning Center) Ser 05
  5.125%, 6/01/20                                       3,310         3,389,804
Sundance CFD
  Ser 02
  7.75%, 7/01/22                                        1,000         1,028,260
Vistancia CFD
  Ser 02
  6.75%, 7/15/22                                        2,000         2,147,880
                                                                  -------------
                                                                     12,698,595
                                                                  -------------
California-6.2%
California Dept Wtr Rev
  AMBAC Ser 02A
  5.50%, 5/01/14                                        1,340         1,509,229
California Dept Wtr Rev
  Ser 02A
  5.38%, 5/01/22                                        2,000         2,159,840
California Eco Recov
  (Rols II-R 326) MBIA Ser 05
  8.72%, 7/01/12(a)                                     2,335         3,083,764
California GO
  AMBAC Ser 02B
  5.00%, 4/01/27                                        2,650         2,766,203
  AMBAC Ser 03
  5.00%, 2/01/33                                        1,000         1,045,260
  Ser 02
  5.25%, 4/01/30                                          825           868,362
  Ser 04
  5.13%, 2/01/28                                        1,000         1,046,900



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 15


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
California PCR
  (So Calif) Ser 86A
  2.00%, 2/28/08                                      $ 7,500     $   7,431,975
Chula Vista IDR
  (San Diego Gas) Ser 96A
  5.30%, 7/01/21                                        4,000         4,286,480
Manteca Uni Sch Dist
  MBIA Ser 01
  Zero coupon, 9/01/31                                 11,910         3,107,081
San Jose MFHR
  (Almaden Apts) Ser 01G AMT
  5.35%, 7/15/34                                        1,605         1,694,687
                                                                  -------------
                                                                     28,999,781
                                                                  -------------
Colorado-1.3%
Colorado HFA SFMR
  (Mtg Rev) Ser 99A-2 AMT
  6.45%, 4/01/30                                        1,010         1,047,117
Colorado Hlth Facs Auth Rev
  (Parkview Med Ctr) Ser 04
  5.00%, 9/01/25                                        1,690         1,716,330
Denver City & Cnty Arpt Auth
  (United Airlines) Ser 92A AMT
  6.875%, 10/01/32(b)                                   3,075         2,626,511
Todd Creek Farms Met Dist # 1
  Wtr and Wastewtr Rev Ser 04
  6.13%, 12/01/19                                         820           819,492
                                                                  -------------
                                                                      6,209,450
                                                                  -------------
Connecticut-0.2%
Connecticut Hlth & Ed Facs Auth Rev
  (Griffin Hosp) Radian Ser 05B
  5.00%, 7/01/23                                          750           780,885
                                                                  -------------
Florida-20.6%
Beacon Tradeport CDD
  Ser 02B
  7.25%, 5/01/33                                        1,770         1,896,998
Bonnet Creek CDD
  Ser 02
  7.25%, 5/01/18                                        2,000         2,143,360
Clay Cnty CDD
  (Crossings at Fleming Island) Ser 00C
  7.05%, 5/01/15                                        1,965         2,102,000
Collier Cnty CFD
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                          970         1,018,810
Collier Cnty IDR
  (Southern St Util) Ser 96 AMT
  6.50%, 10/01/25                                       3,605         3,752,048


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Dade Cnty Arpt Rev
  (Miami Int'l) MBIA Ser 95B AMT
  6.00%, 10/01/24                                     $ 4,730     $   4,881,786
Gateway CDD
  (Sun City Center)
  5.50%, 5/01/10                                          650           663,468
Indian Trace Dev Dist Spl Assmt
  (Wtr Mgmt Spl Benefit) Ser 05 MBIA
  5.00%, 5/01/22-5/01/23                                1,800         1,930,560
Jacksonville Elec Auth
  Ser 02A
  5.50%, 10/01/41                                       3,750         3,985,912
Jacksonville Hosp Rev
  (Mayo Clinic) Ser 01C
  5.50%, 11/15/36                                       6,750         7,310,047
Lee Cnty CDD
  (Miromar Lakes) Ser 00A
  7.25%, 5/01/12                                        4,485         4,769,035
  (Stoneybrook) Ser 98
  5.70%, 5/01/08                                           85            86,210
Lee Cnty CFD
  (Herons Glen) Ser 99
  6.00%, 5/01/29                                        6,300         6,492,402
Lee Cnty HFA SFMR
  (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
  7.20%, 3/01/33                                          180           180,653
Manatee Cnty CDD
  (Tara) Ser 00A
  7.15%, 5/01/31                                        1,880         2,007,126
Marshall Creek CDD
  Ser 02
  6.63%, 5/01/32                                        1,705         1,808,033
Miami Beach Hosp Rev
  (Mt Sinai Med Center) Ser 01A
  6.80%, 11/15/31                                       3,500         3,827,005
Miami Dade Cnty HFA MFHR
  (Marbrisa Apts) FSA Ser 00-2A AMT
  6.15%, 8/01/38                                        4,200         4,498,830
Northern Palm Beach Cnty
  (ABACOA) Ser 96A
  7.20%, 8/01/16                                        8,000         8,593,040
  7.30%, 8/01/27                                        8,000         8,602,720
Orange Cnty HFA MFHR
  (Seminole Pt Proj) Ser 99L AMT
  5.80%, 6/01/32                                        6,855         7,146,269
Orlando Assess Dist
  (Conroy Rd Proj) Ser 98A
  5.80%, 5/01/26                                        3,250         3,326,635


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 17


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pasco Cnty HFA MFHR
  (Pasco Woods Apts) Ser 99A AMT
  5.90%, 8/01/39                                      $ 3,690     $   3,874,279
Pier Park CDD
  Ser 02-1
  7.15%, 5/01/34                                        4,700         4,978,428
Preserve at Wilderness Lake CDD
  Ser 02B
  6.20%, 11/01/08                                         405           412,606
Volusia Cnty Ed Fac
  (Embry-Riddle Aero Univ) Ser 96A
  6.13%, 10/15/26                                       4,135         4,384,837
Westchester CDD
  Ser 03
  6.00%, 5/01/23                                        2,000         2,086,820
                                                                  -------------
                                                                     96,759,917
                                                                  -------------
Illinois-2.3%
Chicago Arpt Rev
  (O'Hare Int'l Arpt) XLCA Ser 03B-1
  5.25%, 1/01/34                                        3,400         3,603,490
Chicago HFA SFMR
  (Mtg Rev) GNMA/FNMA/FHLMC Ser 98A AMT
  6.45%, 9/01/29                                          565           571,955
  (Mtg Rev) GNMA/FNMA/FHLMC
  Ser 98C-1 AMT
  6.30%, 9/01/29                                          385           391,098
  (Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
  6.35%, 10/01/30                                         475           499,420
  (Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
  7.05%, 10/01/30                                         145           145,338
Chicago Spec Assess
  (Lake Shore East) Ser 03
  6.75%, 12/01/32                                       3,500         3,693,200
Met Pier & Expo Auth Spec Tax Rev
  (McCormick Place) MBIA Ser 02A
  5.25%, 6/15/42                                        1,750         1,854,178
                                                                  -------------
                                                                     10,758,679
                                                                  -------------
Indiana-0.3%
Hendricks Cnty Bldg Facs Corp
  (First Mtg) Ser 04
  5.50%, 7/15/23                                        1,165         1,288,199
                                                                  -------------
Louisiana-1.2%
De Soto Parish PCR
  (Int'l Paper Co) Ser 02A
  5.00%, 10/01/12                                       4,000         4,240,960


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Louisiana Arpt Fac
  (Cargo ACQ Grp) Ser 02 AMT
  6.65%, 1/01/25                                      $ 1,125     $   1,196,055
                                                                  -------------
                                                                      5,437,015
                                                                  -------------
Maine-0.4%
Jay PCR
  (Int'l Paper) Ser 99A AMT
  6.25%, 9/01/23                                        1,800         1,926,378
                                                                  -------------
Maryland-2.5%
Maryland CDA SFMR
  (Mtg Rev) Ser 00A AMT
  6.10%, 7/01/38                                        6,285         6,573,921
Maryland IDR
  (Med Waste Assoc) Ser 89 AMT
  8.75%, 11/15/10(c)                                    1,225           869,824
Tax Exempt Municipal Infrastructure
  Ser 04A
  3.80%, 5/01/08                                        4,035         4,058,806
                                                                  -------------
                                                                     11,502,551
                                                                  -------------
Massachusetts-7.3%
Massachusetts Dev Fin Agy Hlth Fac
  (Seven Hills) Asset Gty Ser 99
  5.15%, 9/01/28                                        6,035         6,215,989
Massachusetts GO
  Ser 02C Unrefunded
  5.25%, 11/01/30                                       1,780         1,980,001
  Ser 02C Prerefunded
  5.25%, 11/01/30                                       3,220         3,581,799
Massachusetts Port Auth
  Ser 99D AMT
  6.00%, 7/01/29                                        7,500         8,287,950
Massachusetts Port Auth Spec Fac
  (BosFuel Corp) MBIA Ser 97 AMT
  6.00%, 7/01/36                                       11,920        12,514,689
New England Student Loan Rev
  Ser 93H AMT
  6.90%, 11/01/09                                       1,500         1,616,505
                                                                  -------------
                                                                     34,196,933
                                                                  -------------
Michigan-5.5%
Detroit Local Dev Fin Auth
  (DaimlerChrysler Assembly Plant) Ser 98A
  5.50%, 5/01/21                                          535           493,452
Kent Hosp Fin Auth
  (Met Hosp Project) Ser 05A
  5.75%, 7/01/25                                          710           758,372
Michigan HDA MFHR
  (Rental Rev) AMBAC Ser 97A AMT
  6.10%, 10/01/33                                       1,000         1,039,600


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 19


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Michigan Hosp Fin Auth
  (Marquette Gen Hosp Oblig Grp) Ser 05A
  5.00%, 5/15/26                                      $   800     $     812,608
  (Sparrow Med Ctr) Ser 01
  5.63%, 11/15/36                                       2,650         2,795,326
  (Trinity Health) Ser 00A
  6.00%, 12/01/27                                       4,515         4,995,893
Midland Cnty PCR
  (CMS Energy) Ser 00A AMT
  6.88%, 7/23/09                                        8,000         8,340,320
Saginaw Hosp Rev
  (Covenant Med Ctr) Ser 00F
  6.50%, 7/01/30                                        6,125         6,779,211
                                                                  -------------
                                                                     26,014,782
                                                                  -------------
Minnesota-1.4%
Minn-St Paul Met Arpt Rev
  FGIC Ser 00B AMT
  6.00%, 1/01/21                                        3,520         3,870,768
Shakopee Hlth Care Facs Rev
  (St. Francis Regl Med Ctr) Ser 04
  5.10%, 9/01/25                                        2,700         2,786,778
                                                                  -------------
                                                                      6,657,546
                                                                  -------------
Mississippi-0.3%
Warren Cnty PCR
  (Int'l Paper) Ser 99A AMT
  6.25%, 9/01/23                                        1,300         1,393,899
                                                                  -------------
Missouri-0.6%
Kansas City Arpt Fac Rev
  (Cargo ACQ Grp) Ser 02
  6.25%, 1/01/30                                        1,985         2,031,985
Missouri Dev Fin Brd Infrastructure Fac Rev
  (Crackerneck Creek Project) Ser 05C
  5.00%, 3/01/26                                        1,000         1,002,760
                                                                  -------------
                                                                      3,034,745
                                                                  -------------
Nevada-0.8%
Carson City Hosp Rev
  (Carson-Tahoe Hosp Proj) Radian Ser 03A
  5.13%, 9/01/29                                        2,700         2,780,001
North Las Vegas CDD
  Ser 03
  6.40%, 12/01/22                                       1,000         1,030,240
                                                                  -------------
                                                                      3,810,241
                                                                  -------------
New Hampshire-0.9%
New Hampshire Bus Fin Auth PCR
  (Public Service Co) Ser 93E AMT
  6.00%, 5/01/21                                        4,000         4,210,840
                                                                  -------------


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey-5.7%
Morris-Union Jointure Commn COP
  Radian Ser 04
  5.00%, 5/01/27                                      $ 5,175     $   5,368,700
New Jersey Eco Dev Auth Rev
  (Rols II-R 305) FGIC Ser 04
  6.87%, 6/15/13(a)                                     8,100         9,599,472
  (Rols II-R 311) FGIC Ser 04
  6.87%, 6/15/12(a)                                     6,000         7,124,400
New Jersey Ed Facs Auth
  AMBAC Ser 03
  7.40%, 9/01/21(a)                                     4,000         4,708,560
                                                                  -------------
                                                                     26,801,132
                                                                  -------------
New York-6.5%
Erie Cnty IDA Sch Fac Rev
  (Buffalo Sch Dist Proj) FSA Ser 04
  5.75%, 5/01/25-5/01/26                                3,800         4,313,942
Grand Central
  Ser 04-394
  6.69%, 1/01/12(a)                                     1,785         2,061,622
New York City Mun Wtr Fin Auth
  Ser 04-401
  10.10%, 12/15/11(a)                                   1,495         1,974,775
New York GO
  Ser 03
  5.50%, 8/01/21                                        5,000         5,441,250
  5.75%, 3/01/15-3/01/17                                4,250         4,781,298
  Ser 04G
  5.00%, 12/01/23                                         895           937,987
  Ser 04I
  5.00%, 8/01/21                                        1,000         1,051,300
  Ser 97A Prerefunded
  6.25%, 8/01/17                                        5,750         6,082,177
New York Hsg Fin Agy
  Personal Income Tax Rev
  (Eco Dev & Hsg) Ser 05A FGIC
  5.00%, 9/15/25                                        1,200         1,272,840
New York IDA
  (Lycee Francais) ACA Ser 02C
  6.80%, 6/01/28                                        2,500         2,611,250
                                                                  -------------
                                                                     30,528,441
                                                                  -------------
Ohio-5.3%
Cuyahoga Cnty Port Auth Rev
  Ser 01
  7.35%, 12/01/31                                       5,400         5,724,324
Franklin Cnty
  (OCLC Online Computer Libry Ctr) Ser 98
  5.20%, 10/01/20                                       1,200         1,265,712


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 21


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Port Auth of Columbiana Cnty SWR
  (Apex Environmental, Llc.) Ser 04A AMT
  7.13%, 8/01/25                                      $ 1,240     $   1,254,892
Toledo Lucas Cnty Port Auth Rev
  (Crocker Park Proj) Ser 03
  5.38%, 12/01/35                                       5,000         5,343,050
Toledo Lucas Cnty Port Fac Rev
  (CSX Transp) Ser 92
  6.45%, 12/15/21                                       9,730        11,381,376
                                                                  -------------
                                                                     24,969,354
                                                                  -------------
Oregon-0.8%
Oregon Hsg Dev Agy SFMR
  (Mtg Rev) Ser 02B AMT
  5.45%, 7/01/32                                        3,560         3,640,029
                                                                  -------------
Pennsylvania-4.4%
Ephrata Area Sch Dist
  Ser 05 FGIC
  5.00%, 3/01/22                                        2,565         2,745,730
Montgomery Cnty Hosp Rev
  (Abington Mem Hosp) Ser 02A
  5.13%, 6/01/32                                        2,000         2,059,200
Montgomery Cnty IDA Rev
  (Whitemarsh Cont Care Proj) Ser 05
  6.00%, 2/01/21                                        1,210         1,252,011
Pennsylvania HFA
  FSA Ser 03-1235
  7.31%, 6/01/08(a)                                       785           785,000
  Ser 04-1263 AMT
  5.42%, 6/01/08(a)                                       855           855,000
Pennsylvania HFA SFMR
  (Mtg Rev) Ser 03 AMT
  3.51%, 6/01/08(a)                                     4,708         4,707,692
Pennsylvania Hgr Ed Hosp Rev
  (UPMC) Ser 01A
  6.00%, 1/15/31                                        3,845         4,240,997
South Central Hosp Rev
  (Wellspan Hlth) MBIA Ser 01
  5.25%, 5/15/31(d)                                     3,800         3,974,762
                                                                  -------------
                                                                     20,620,392
                                                                  -------------
Puerto Rico-0.7%
Puerto Rico Commonwealth
  MBIA Ser 04-441
  12.95%, 1/01/09(a)                                    2,125         3,089,155
                                                                  -------------
Rhode Island-0.4%
Rhode Island Solid Waste Disp Rev
  (Waste Management, Inc. Proj) Ser 04A AMT
  2.75%, 4/01/16                                        2,020         2,004,406
                                                                  -------------


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
South Carolina-0.1%
Richland Lexington Arpt Rev
  (Columbia Met Arpt) FSA Ser 04
  5.13%, 1/01/25                                      $   500     $     519,860
                                                                  -------------
Texas-15.2%
Alliance Arpt Fac
  (Federal Express) Ser 96 AMT
  6.38%, 4/01/21                                       12,550        13,184,653
Brownwood ISD
  (Schl Bldg) Ser 05 FGIC
  5.25%, 2/15/22-2/15/24                                3,505         3,790,886
Corpus Christi Arpt Rev
  (Corpus Christi Int'l) FSA Ser 00B
  5.38%, 2/15/30                                        7,100         7,602,680
Dallas Fort Worth Arpt Rev
  FGIC Ser 01 AMT
  5.50%, 11/01/35                                      13,400        14,178,004
Ector Cnty Sch Dist
  Ser 03
  5.25%, 8/15/27                                        3,000         3,218,190
Grapevine Arpt Rev
  (Cargo ACQ Grp) Ser 02 AMT
  6.50%, 1/01/24                                        1,000         1,056,020
Guadalupe-Blanco Riv Auth
  Contract & Sub Wtr Res Div & Water Surp Rev
  MBIA Ser 04A
  5.00%, 8/15/24                                        1,440         1,506,010
Hidalgo Cnty Hlth Svcs
  (Mission Hosp, Inc. Proj) Ser 05
  5.00%, 8/15/14-8/15/19                                  730           748,598
Houston Arpt Fac
  (Continental Airlines) Ser 01E AMT
  7.00%, 7/01/29                                        2,750         2,455,998
Houston Arpt Rev
  (Cargo ACQ Grp) Ser 02 AMT
  6.38%, 1/01/23                                        3,000         3,125,910
Laredo ISD Pub Fac Corp
  Lease Rev AMBAC Ser 04A
  5.00%, 8/01/24                                        1,000         1,042,900
Mission Cons ISD
  Ser 05 PSF-GTD
  5.00%, 2/15/28                                        2,785         2,909,712
Richardson Hosp Auth Rev
  (Richardson Regional) Ser 04
  5.88%, 12/01/24                                       2,310         2,462,714
  6.00%, 12/01/19                                       1,830         2,015,233


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 23


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
San Antonio GO
  Ser 02 Unrefunded
  5.00%, 2/01/22                                      $ 3,060     $   3,216,917
  Ser 02 Prerefunded
  5.00%, 2/01/22                                           40            44,103
Seguin Hgr Ed Rev
  (Texas Lutheran Univ Proj) Ser 04
  5.25%, 9/01/28                                        1,000         1,012,430
Texas Turnpike Auth
  AMBAC Ser 04-284
  9.06%, 8/15/39(a)                                     3,000         3,644,850
Tyler Hosp Rev
  (Mother Francis Regl Hlth) Ser 01
  6.00%, 7/01/31                                        3,900         4,103,229
                                                                  -------------
                                                                     71,319,037
                                                                  -------------
Virginia-1.4%
Arlington IDA Hosp Rev
  (Arlington Hlth Sys) Ser 01
  5.25%, 7/01/31                                        1,000         1,042,560
Bell Creek CDD
  Ser 03A
  6.75%, 3/01/22                                        2,522         2,620,761
Broad St CDD
  Ser 03
  7.50%, 6/01/33                                        3,000         3,132,510
                                                                  -------------
                                                                      6,795,831
                                                                  -------------
Wisconsin-0.8%
Milwaukee Arpt Rev
  (Cargo ACQ Grp) Ser 02 AMT
  6.50%, 1/01/25                                        2,340         2,478,575
Wisconsin Hlth & Ed Facs Auth Rev
  (Bell Tower Residence Proj) Ser 05
  5.00%, 7/01/25                                        1,270         1,288,110
                                                                  -------------
                                                                      3,766,685
                                                                  -------------
U.S. Virgin Islands-0.5%
Virgin Islands Pub Fin Auth
  FSA Ser 03A-1233
  12.24%, 10/01/11(a)                                     255           399,126
  FSA Ser 03B-1233
  12.24%, 10/01/14(a)                                     150           240,135
  FSA Ser 03C-1233
  13.50%, 10/01/15(a)                                     210           351,878
  FSA Ser 03D-1233
  13.50%, 10/01/16(a)                                     540           881,842
  FSA Ser 03E-1233
  13.50%, 10/01/17(a)                                     330           526,822
                                                                  -------------
                                                                      2,399,803
                                                                  -------------


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
Total Investments-97.0%
  (cost $430,847,410)                                             $ 455,633,227
Other assets less liabilities-3.0%                                   13,874,273
                                                                  -------------
Net Assets-100%                                                   $ 469,507,500
                                                                  =============


INTEREST RATE SWAP TRANSACTIONS (see Note D)



                                                            Rate Type
                                                 -------------------------------
                                                    Payments         Payments
                   Notional                           made           received        Unrealized
     Swap          Amount        Termination         by the           by the        Appreciation/
 Counterparty       (000)           Date            Portfolio        Portfolio     (Depreciation)
-------------------------------------------------------------------------------------------------
Goldman Sachs      $28,700         2/03/06           76.48% of           BMA*          $(17,587)
                                                  1 Month LIBOR**
Goldman Sachs        7,500         3/01/06            2.255%             BMA*            23,679
J.P. Morgan         11,200         6/08/05             1.25%             BMA*            21,277
J.P. Morgan          4,400         5/05/07              BMA*            2.988%            8,941
Merrill Lynch +      4,550         5/27/05              BMA*            3.91%           (16,011)
Merrill Lynch       28,700         2/03/06              BMA*           85.10% of         88,144
                                                                   1 Month LIBOR**


*  BMA (Bond Market Association)

**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 25, 2005.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b)  Security is in default and is non-income producing.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered to be liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2005, the market value of this security amounted to $869,824 or .18% of net assets.

(d) Represents entire or partial position segregated as collateral for interest rate swap.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 25


                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Glossary of Terms:

ACA - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax - (subject to)
CDA - Community Development Administration
CDD - Community Development District
CFD - Community Facilities District
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF-GTD - (Texas) Permanent School Funds
SFMR - Single Family Mortgage Revenue
SWDR - Solid Waste Disposal Revenue
SWR - Solid Waste Revenue
UPMC - University of Pennslyvania Medical Center
XLCA - XL Capital Assurance Inc.


See notes to financial statements.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-96.4%

Long-Term Municipal Bonds-96.4%
Alabama-0.7%
Jefferson Cnty Wtr & Swr Rev
  FGIC Ser 02B
  5.00%, 2/01/41(a)                                   $   625     $     691,638
  FGIC Ser 02B Prerefunded
  5.00%, 2/01/41                                          375           411,191
                                                                  -------------
                                                                      1,102,829
                                                                  -------------
Alaska-4.3%
Alaska HFC SFMR
  (Mtg Rev) MBIA Ser 97A
  6.00%, 6/01/27                                        6,500         6,769,815
                                                                  -------------
Arizona-0.6%
Phoenix Civic Impt Corp Wastewtr Sys Rev
  MBIA Ser 04
  5.00%, 7/01/24                                          950         1,009,461
                                                                  -------------
California-7.5%
California GO
  5.13%, 2/01/28                                        1,500         1,570,350
  AMBAC Ser 02B
  5.00%, 4/01/27                                        3,000         3,131,550
  AMBAC Ser 03
  5.00%, 2/01/33                                        1,365         1,426,780
  FSA Ser 03
  5.00%, 2/01/29                                        1,445         1,515,501
Golden St
  Tob Settlement Bonds XLCA Ser 03
5.50%, 6/01/332,000                                 2,187,880
San Bernardino Cnty Redev
  (Ontario Proj #1) MBIA Ser 93 ETM
  5.80%, 8/01/23                                        2,000         2,018,620
                                                                  -------------
                                                                     11,850,681
                                                                  -------------
Colorado-8.8%
Denver City & Cnty Arpt Rev
  MBIA Ser 95A
  5.70%, 11/15/25                                       6,375         6,600,037
Northwest Parkway Toll Rev
  FSA Ser 01C
  5.80%, 6/15/25(b)                                     9,000         7,318,890
                                                                  -------------
                                                                     13,918,927
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 27


                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Florida-2.0%
Volusia Cnty Hlth Fac
  (John Knox Village) Asset Gty Ser 96A
  6.00%, 6/01/17                                      $ 3,000     $   3,114,720
                                                                  -------------
Illinois-7.0%
Chicago Arpt Rev
  (O'Hare Int'l Arpt) XLCA Ser 03
  5.25%, 1/01/34                                        1,700         1,801,745
Chicago Stadium Rev
  (Soldier Field) AMBAC Ser 01
  5.50%, 6/15/30(b)                                     9,000         7,383,240
Met Pier & Expo Auth
  (McCormick Place) MBIA Ser 02A
  5.25%, 6/15/42                                        1,750         1,854,178
                                                                  -------------
                                                                     11,039,163
                                                                  -------------
Massachusetts-5.9%
Massachusetts HFA MFHR
  (Rental Rev) AMBAC Ser 93A
  6.15%, 10/01/15                                          40            40,163
Massachusetts Hlth & Ed Facs Hosp Rev
  (Berkshire Hlth Sys) Asset Gty Ser 01E
  5.70%, 10/01/25                                       7,000         7,695,870
  (Cape Cod Healthcare) Asset Gty Ser 01C
  5.25%, 11/15/31                                       1,600         1,688,480
                                                                  -------------
                                                                      9,424,513
                                                                  -------------
Michigan-8.8%
Detroit Wtr Sply Sys
  FGIC Ser 01
  5.50%, 7/01/33                                        1,450         1,588,113
Kalamazoo Hosp Rev
  (Borgess Med Ctr) FGIC Ser 94A ETM
  7.34%, 6/01/11(c)                                     5,140         5,260,173
Michigan Mun Bd Auth Rev
  (Sch Dist City of Detroit) Ser 05 FSA WI
  5.00%, 6/01/20                                        1,500         1,595,175
Michigan Strategic Fund
  (Detroit Edison Co) MBIA Ser 95AA
  6.40%, 9/01/25                                        2,335         2,409,930
Michigan Trunk Line Fund
  FSA Ser 01A
  5.25%, 11/01/30                                       1,000         1,055,630
PontiacTax Increment
  ACA Ser 02
  5.625%, 6/01/22                                         700           744,513
Royal Oak Hosp Rev
  (William Beaumont) MBIA Ser 01M
  5.25%, 11/15/35                                       1,300         1,355,367
                                                                  -------------
                                                                     14,008,901
                                                                  -------------


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Minnesota-5.0%
Waconia Hlth Fac
  (Ridgeview Med Ctr) Asset Gty Ser 99A
  6.125%, 1/01/29                                     $ 7,095     $   7,898,438
                                                                  -------------
Nevada-1.4%
Carson City Hosp Rev
  (Carson-Tahoe Hosp) Radian Ser 03A
  5.125%, 9/01/29                                       2,100         2,162,223
                                                                  -------------
New Hampshire-1.6%
New Hampshire Hosp Rev
  (Mary Hitchcock Hosp) FSA Ser 02
  5.50%, 8/01/27                                        2,250         2,461,703
                                                                  -------------
New Jersey-4.7%
Morris-Union Jointure COP
  Radian Ser 04
  5.00%, 5/01/27                                        1,700         1,763,631
New Jersey Eco Dev Auth Rev
  (Cigarette Tax) FGIC Ser 04
  5.00%, 6/15/12                                        1,500         1,640,550
New Jersey Ed Facs Auth Rev
  AMBAC Ser 02A
  5.125%, 9/01/22                                       2,500         2,678,550
  AMBAC Ser 03
  7.40%, 9/01/21(c)                                     1,210         1,424,339
                                                                  -------------
                                                                      7,507,070
                                                                  -------------
New York-6.3%
Erie Cnty IDA Sch Fac Rev
  (Buffalo Sch Dist Proj) FSA Ser 04
  5.75%, 5/01/26                                        1,300         1,474,603
Nassau Cnty Hlth Fac Rev
  (Nassau Hlth Sys) FSA Ser 99
  5.75%, 8/01/29                                        7,600         8,560,184
                                                                  -------------
                                                                     10,034,787
                                                                  -------------
Ohio-8.4%
Hamilton Cnty Sales Tax Rev
  AMBAC Ser 00B
  5.25%, 12/01/32                                       7,100         7,596,432
Summit Cnty GO
  FGIC Ser 00 Prerefunded
  6.00%, 12/01/21                                       5,000         5,768,000
                                                                  -------------
                                                                     13,364,432
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 29


                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pennsylvania-9.6%
Allegheny Cnty Hgr Ed Rev
  (Carnegie Mellon Univ) Ser 02
  5.50%, 3/01/28                                      $ 7,165     $   7,792,009
Pennsylvania Turnpike Transp Rev
  AMBAC Ser 01
  5.25%, 7/15/41                                        7,000         7,372,680
                                                                  -------------
                                                                     15,164,689
                                                                  -------------
Puerto Rico-4.8%
Puerto Rico Elec Pwr Auth
  XLCA Ser 02-1
  5.25%, 7/01/22(d)                                     6,935         7,553,463
                                                                  -------------
Rhode Island-4.6%
Rhode Island Eco Dev Auth
  (Providence Place Mall Proj) Asset Gty Ser 00
  6.125%, 7/01/20                                       6,500         7,369,310
                                                                  -------------
Texas-2.7%
Guadalupe-Blanco Riv Auth & Surp
  (Contract & Sub Wtr Res) MBIA Ser 04A
  5.00%, 8/15/24                                          455           475,857
San Antonio GO
  Ser 02
  5.00%, 2/01/23                                        1,485         1,554,914
  Ser 02 Prerefunded
  5.00%, 2/01/23                                           15            16,539
Texas Turnpike Auth
  AMBAC Series 02A
  5.50%, 8/15/39                                        2,000         2,171,960
                                                                  -------------
                                                                      4,219,270
                                                                  -------------
West Virginia-1.7%
Fairmont Higher Ed
  (Fairmont St Col) FGIC Ser 02A
  5.375%, 6/01/27                                       2,500         2,714,325
                                                                  -------------
Total Investments-96.4%
  (cost $141,373,150)                                               152,688,720
Other assets less liabilities-3.6%                                    5,670,128
                                                                  -------------
Net Assets-100%                                                   $ 158,358,848
                                                                  =============


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)


                                                             Rate Type
                                                   -------------------------------
                                                    Payments           Payments
                   Notional                           made              received       Unrealized
     Swap           Amount      Termination          by the              by the       Appreciation/
Counterparty        (000)          Date            Portfolio           Portfolio     (Depreciation)
----------------------------------------------------------------------------------------------------
Goldman Sachs     $ 9,500         2/03/06           76.48% of            BMA*           $ (5,821)
                                                 1 Month LIBOR**
J.P. Morgan         2,500         7/08/05            1.257%              BMA*              7,907
J.P. Morgan         1,500         5/05/07             BMA*              2.988%             3,048
J.P. Morgan +       2,600        11/05/24            4.419%              BMA*            (66,787)
Merrill Lynch       9,500         2/03/06             BMA*              85.10% of         29,176
                                                                    1 Month LIBOR**
Merrill Lynch ++    3,100        11/01/19            3.896%              BMA*            (36,813)



*  BMA (Bond Market Association)

**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is May 5, 2005.

++ Represents a forward interest rate swap whose effective date of the exchange of cash flows is May 1, 2005.


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)


                                                                      Value at
                   Number of       Expiration       Original          April 30,         Unrealized
      Type         Contracts          Month           Value             2005           Depreciation
----------------------------------------------------------------------------------------------------
   U.S. T-Note
   10 Yr Future        14          June 2005       $1,560,615        $1,559,906         $   (709)


(a) Position, or portion thereof, with a market value of $343,052 has been segregated to collaterize margin requirements for open futures contracts.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c) Inverse floater security--security with variable or floating interest rate that moves in oppo-site direction of short-term interest rates.

(d) Represents entire or partial position segregated as collateral for interest rate swap.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 31


                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Glossary of Terms:

ACA - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
COP - Certificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance Inc.
WI - When-Issued Securities


See notes to financial statements.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-99.8%

Long-Term Municipal Bonds-99.8%
Arizona-0.5%
Goodyear IDA Wtr & Swr Rev
  (Litchfield Park Proj) Ser 01 AMT
  6.75%, 10/01/31                                     $ 1,000     $   1,055,340
Quailwood Meadows CFD
  Ser 04
  6.00%, 7/15/22                                        1,120         1,134,470
                                                                  -------------
                                                                      2,189,810
                                                                  -------------
California-0.2%
California GO
  Ser 03
  5.25%, 11/01/25                                         650           697,366
  Ser 04
  5.20%, 4/01/26                                          350           371,497
                                                                  -------------
                                                                      1,068,863
                                                                  -------------
Florida-3.5%
Crossings at Fleming Island CDD
  (Eagle Harbor) Ser 00
  7.10%, 5/01/30                                        5,500         5,860,690
Fiddlers Creek CDD
  Ser 96
  7.50%, 5/01/18                                        3,260         3,424,043
  Ser 99B
  5.80%, 5/01/21                                        1,525         1,593,351
Hammock Bay CDD
  Ser 04A
  6.15%, 5/01/24                                        1,200         1,215,180
Manatee Cnty CDD
  (Heritage Harbor South) Ser 02B
  5.40%, 11/01/08                                         700           703,304
Marshall Creek CDD
  Ser 02A
  6.625%, 5/01/32                                         970         1,028,617
Midtown Miami CDD
  Ser 04A
  6.00%, 5/01/24                                        2,500         2,623,100
                                                                  -------------
                                                                     16,448,285
                                                                  -------------
Illinois-0.9%
Antioch Village Spl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,014,700


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 33


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Plano Spl Svcs Area No.3
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                      $ 1,350     $   1,355,602
Yorkville Spl Svc Area
  (Raintree Vlg Proj) Ser 03
  6.875%, 3/01/33                                       2,000         2,093,740
                                                                  -------------
                                                                      4,464,042
                                                                  -------------
Nevada-0.8%
Clark Cnty Impt Dist
  Ser 03
  6.10%, 8/01/18                                        1,500         1,545,495
Henderson Local Impt Dist
  Ser 03
  5.80%, 3/01/23                                          990         1,022,135
North Las Vegas CDD
  Ser 03
  6.40%, 12/01/22                                       1,000         1,030,240
                                                                  -------------
                                                                      3,597,870
                                                                  -------------
New Jersey-1.9%
Garden St Pres Tr
  Open Space & Farmland FSA Ser 05A
  5.80%, 11/01/17                                       1,500         1,725,810
  5.80%, 11/01/21                                       6,500         7,364,370
                                                                  -------------
                                                                      9,090,180
                                                                  -------------
New York-87.7%
Cattaraugus Cnty Hgr Ed
  (Jamestown) Ser 00A
  6.50%, 7/01/30                                        1,000         1,111,390
Cortland Cnty Hosp Rev
  (Cortland Mem Hosp) Radian Ser 02
  5.25%, 7/01/32                                        2,700         2,829,330
Erie Cnty IDA Sch Fac Rev
  (Buffalo Sch Dist Proj) FSA Ser 04
  5.75%, 5/01/24-5/01/25                                3,800         4,322,690
Essex Cnty IDR
  (Int'l Paper) Ser 95A AMT
  5.80%, 12/01/19                                       4,750         4,876,778
Glen Cove IDR
  (The Regency at Glen Cove) Ser 92B ETM
  Zero coupon, 10/15/19                                13,510         7,188,131
Grand Central Dist Mgmt Assn Inc
  Ser 04-394
  6.69%, 1/01/12(a)                                     1,785         2,061,621
Hempstead Hgr Ed
  (Adelphi Univ) Ser 02
  5.50%, 6/01/32                                        1,000         1,069,980
Herkimer Cnty IDR Hgr Ed
  (Herkimer CC Stud Hsg) Ser 00
  6.50%, 11/01/30                                       2,000         2,223,000


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Horseheads CCRC
  (Appleridge Retrmt Cmnty) GNMA Ser 99
  5.75%, 9/01/41                                      $ 4,000     $   4,296,280
Long Island Power Auth Elec Rev
  FSA Ser 01A
  5.25%, 9/01/28                                       10,000        10,566,000
Monroe Cnty MFHR
  (Southview Towers Proj) Sonyma Ser 00 AMT
  6.25%, 2/01/31                                        1,130         1,249,136
Montgomery Cnty IDA Lease Rev
  (HFM Boces) XLCA Ser 05A
  5.00%, 7/01/24                                        1,500         1,583,370
New York City Cultural Resources
  (Museum American Folk Art) ACA Ser 00
  6.125%, 7/01/30                                       2,000         2,185,120
  (Museum of Modern Art) AMBAC Ser 01D
  5.125%, 7/01/31                                      14,000        14,721,980
New York City Ed Fac
  (Lycee Francais) ACA Ser 02C
  6.80%, 6/01/28                                        2,500         2,611,250
  (Magen David Yeshivah Proj) ACA Ser 02
  5.70%, 6/15/27                                        2,500         2,677,725
  (Spence School)
  5.20%, 7/01/34                                        3,155         3,338,148
New York City GO
  FSA Ser 04E
  5.00%, 11/01/21                                       4,000         4,296,960
  Ser 01B Prerefunded
  5.50%, 12/01/31                                       8,430         9,560,547
  Ser 01B Unrefunded
  5.50%, 12/01/31                                       3,570         3,827,754
  Ser 03
  5.75%, 3/01/15-3/01/17                                4,250         4,781,298
  Ser 04G
  5.00%, 12/01/23                                       3,225         3,379,897
  Ser 04I
  5.00%, 8/01/21                                       11,400        11,984,820
  Ser 05J
  5.00%, 3/01/24                                       12,000        12,558,840
  Ser 96A Prerefunded
  6.25%, 8/01/17                                       15,500        16,395,435
  Ser 96J
  6.00%, 2/15/24                                          110           113,977
  Ser 96J Prerefunded
  6.00%, 2/15/24                                       11,090        11,542,028
  XLCA Ser 04-1249
  6.77%, 8/01/18(a)                                     5,000         5,773,700
New York City HDC MFHR
  (Rental Hsg) Ser 01C-2 AMT
  5.40%, 11/01/33                                       3,030         3,038,878
  (Rental Hsg) Ser 02A AMT
  5.50%, 11/01/34                                       1,250         1,293,200


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 35


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New York City Hlth & Hosp Rev
  AMBAC Ser 03A
  5.25%, 2/15/22                                      $ 5,000     $   5,389,800
New York City Hosp Rev
  (Health Sys) FSA Ser 02A
  5.125%, 2/15/23                                       1,500         1,588,305
New York City IDA
  (Brooklyn Navy Yard) Ser 97 AMT
  5.75%, 10/01/36                                       3,000         2,949,420
New York City IDA Spl Fac
  (Airis JFK Proj) Ser 01A
  5.50%, 7/01/28                                        9,000         9,014,040
  (British Airways) Ser 98 AMT
  5.25%, 12/01/32                                       1,175         1,002,204
New York City IDR Spl Fac
  (Terminal One) Ser 94 AMT
  6.125%, 1/01/24                                      18,690        18,999,880
New York City Mun Wtr Fin Auth
  Ser 03A
  5.00%, 6/15/27                                        1,000         1,048,170
  Ser 04-401
  10.10%, 12/15/11(a)                                     260           343,439
New York City TFA
  MBIA Ser 04-478
  11.12%, 2/01/11(a)                                    2,500         3,429,000
  Ser 00B Prerefunded
  6.00%, 11/15/29                                       6,000         6,880,200
  Ser 02A
  5.50%, 11/01/26                                       5,000         5,536,450
New York State
  Tobacco Settlement Bonds Ser 03-1156
  7.64%, 6/01/14(a)                                     2,500         2,922,050
New York State Dorm Auth
  (FHA Insd Maimonides) MBIA Ser 04
  5.75%, 8/01/29(b)                                     3,515         3,986,115
  Ser 02
  5.00%, 7/01/32                                        4,000         4,422,160
New York State Dorm Auth Hlth Fac
  (Eger Rehab Ctr) FHA Ser 00
  6.10%, 8/01/37                                        3,930         4,455,873
  (Nursing Home) FHA Ser 02-34
  5.20%, 2/01/32                                        3,965         4,223,558
New York State Dorm Auth Hosp Rev
  (Mem Sloan-Kettering Ctr) MBIA Ser 03A
  5.00%, 7/01/22                                        5,000         5,302,000
  (Mount Sinai) NYU Health System Ser 00
  6.50%, 7/01/25                                        7,500         7,900,200
New York State Dorm Auth Lease Rev
  (Master Boces Program Wayne Finger)
  FSA Ser 04
  5.00%, 8/15/23                                        3,175         3,378,391


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New York State Dorm Auth MFHR
  (Joachim & Anne Residence) Ser 02
  5.25%, 7/01/27                                      $ 1,000     $   1,036,730
New York State Dorm Auth Rev
  (Leake & Watts Svcs Inc) MBIA Ser 04
  5.00%, 7/01/22-7/01/23                                3,275         3,493,746
  (Montefiore Hosp) FGIC/FHA Ser 04
  5.00%, 8/01/23                                        5,000         5,312,650
  (New York University) FGIC Ser 04A
  5.00%, 7/01/24                                        2,240         2,381,971
  (Rochester University) Ser 04A
  5.25%, 7/01/21-7/01/24                                1,825         1,984,886
New York State Energy Res & Dev Auth
  (Brooklyn Union Gas) MBIA AMT
  8.775%, 7/08/26(a)                                    6,000         6,043,860
New York State Energy Res & Dev Auth Elec Rev
  (Long Island Ltg Co) Ser 95A AMT
  5.30%, 8/01/25                                        7,500         7,780,650
New York State Energy Res & Dev Auth PCR
  (NYS Elec & Gas) MBIA Ser 87A AMT
  6.15%, 7/01/26                                       15,000        15,377,250
New York State Env Solid Waste Disp Rev
  (Waste Mgmnt Proj) Ser 02A
  2.90%, 5/01/12                                        3,500         3,475,675
New York State Metro Trans Auth
  MBIA Ser 04-1257
  7.77%, 7/01/11(a)                                     5,000         6,400,600
  Ser 02
  5.25%, 11/15/31                                       5,000         5,273,150
  Ser 02A
  5.125%, 11/15/31                                      5,500         5,738,865
  Ser 02A
  5.25%, 11/15/30                                      10,000        10,592,300
New York State Mtg Agy SFMR
  (Mtg Rev) Ser 01-31A AMT
  5.30%, 10/01/31                                       9,000         9,150,030
  (Mtg Rev) Ser 82 AMT
  5.65%, 4/01/30                                        3,940         4,020,337
  Ser 01-29 AMT
  5.45%, 4/01/31                                        9,000         9,176,580
  Ser 84 AMT
  5.95%, 4/01/30                                       18,270        19,080,457
New York State Twy Auth
  Personal Income Tax Rev
  (Transport) AMBAC Ser 04A
  5.00%, 3/15/24                                        5,000         5,322,750
New York State UDC Spl Tax
  (Empire State) Ser 02A
  5.25%, 3/15/32                                        3,945         4,416,467


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 37


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Niagara Frontier Trans Arpt Rev
  (Buffalo Niagara) MBIA AMT
  5.625%, 4/01/29                                     $ 2,500     $   2,640,000
Onondaga Cnty IDR Swr Rev
  (Anheuser Busch) Ser 99 AMT
  6.25%, 12/01/34                                       2,000         2,181,120
Onondaga Cnty PCR
  (Bristol-Myers Squibb) AMT
  5.75%, 3/01/24                                        4,000         4,574,920
Onondaga County IDA Arpt Fac
  (Cargo ACQ Grp) Ser 02 AMT
  6.125%, 1/01/32                                       1,000         1,036,680
Port Auth of NY & NJ
  (JFK Int'l Proj) MBIA Ser 97-6 AMT
  5.75%, 12/01/22(c)                                    6,820         7,345,617
  Ser 03 AMT
  6.58%, 12/15/12(a)                                    4,500         5,073,750
Spencerport Uni Sch Dist
  MBIA Ser 02
  5.00%, 6/15/21                                        2,500         2,648,200
Staten Island Hosp Rev
  (Staten Island Hosp) Ser 01B
  6.375%, 7/01/31                                       1,985         1,987,164
Suffolk County IDR
  (Nissequogue Cogen Fac) Ser 98 AMT
  5.50%, 1/01/23                                        5,750         5,664,843
Yonkers IDA Hlth Fac
  (Malotz Pavilion Proj) MBIA Ser 99
  5.65%, 2/01/39                                          700           748,279
                                                                  -------------
                                                                    410,190,045
                                                                  -------------
Ohio-0.3%
Port Auth of Columbiana Cnty SWR
  (Apex Environmental Llc) Ser 04A AMT
  7.125%, 8/01/25                                       1,200         1,214,412
                                                                  -------------
Puerto Rico-2.8%
Puerto Rico Commonwealth
  MBIA Ser 04-441
  12.95%, 1/01/09(a)                                      375           545,145
Puerto Rico Elec Pwr Auth
  XLCA Ser 02-1
  5.25%, 7/01/22(c)                                    10,000        10,891,800
Puerto Rico HFC SFMR
  (Mtg Rev) Ser 01A
  5.20%, 12/01/33                                       1,820         1,859,439
                                                                  -------------
                                                                     13,296,384
                                                                  -------------
Texas-0.4%
Houston Arpt Rev
  (Continental Airlines) Ser 01E AMT
  7.00%, 7/01/29                                        2,050         1,830,835
                                                                  -------------


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Virginia-0.8%
Bell Creek CDD
  Ser 03A
  6.75%, 3/01/22                                      $   839     $     871,855
Broad Str Parking Fac
  Ser 03
  7.50%, 6/01/33                                        2,680         2,798,376
                                                                  -------------
                                                                      3,670,231
                                                                  -------------
Total Investments-99.8%
  (cost $439,611,927)                                               467,060,957
Other assets less liabilities-0.2%                                      873,377
                                                                  -------------
Net Assets-100%                                                   $ 467,934,334
                                                                  =============


INTEREST RATE SWAP TRANSACTIONS (see Note D)


                                                            Rate Type
                                                 -------------------------------
                                                   Payments           Payments
                   Notional                          made            received          Unrealized
    Swap            Amount     Termination          by the             by the        Appreciation/
Counterparty        (000)          Date           Portfolio          Portfolio       (Depreciation)
---------------------------------------------------------------------------------------------------
Goldman Sachs     $ 27,300        2/03/06          76.48% of            BMA*           $ (16,729)
                                                1 Month LIBOR**
J.P. Morgan          2,500        6/08/05            1.25%              BMA*               4,749
J.P. Morgan          5,000        6/13/05            1.245%             BMA*              14,443
J.P. Morgan          4,300        4/05/07             BMA*             2.988%              8,738
J.P. Morgan          4,500        6/15/15            3.777%             BMA*             (97,956)
Merrill Lynch        1,025       10/04/05             BMA*             3.745%              3,282
Merrill Lynch        6,500       12/01/05             BMA*             2.22%             (13,843)
Merrill Lynch       27,300        2/03/06             BMA*             85.10% of          83,844
                                                                   1 Month LIBOR**


*  BMA (Bond Market Association)

**  LIBOR (London Interbank Offered Rate)

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for when issued security.

(c) Represents entire or partial position segregated as collateral for interest rate swap.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 39


                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Glossary of Terms:

ACA - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax--(subject to)
CCRC - Congregate Care Retirement Center
CDD - Community Development District
CFD - Community Facilities District
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
HDC - Housing Development Corporation
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
SFMR - Single Family Mortgage Revenue
SWR - Solid Waste Revenue
TFA - Transitional Finance Authority
UDC - Urban Development Corporation
XLCA - XL Capital Assurance Inc.


See notes to financial statements.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-98.1%

Long-Term Municipal Bonds-97.6%
California-96.9%
Bassett Uni Sch Dist
  (Election of 2004) Ser 05A FSA
  5.00%, 8/01/23-8/01/25                              $ 3,255     $   3,488,360
Brentwood Fin Auth
  Ser 02
  6.125%, 9/02/32                                       4,990         5,260,059
California Dept of Wtr Res
  AMBAC Ser 02A
  5.50%, 5/01/14                                        1,340         1,509,229
  FGIC Ser 02A
  5.125%, 5/01/18                                      10,000        10,819,600
  Ser 02A
  5.375%, 5/01/21                                       3,000         3,249,240
California Dept Transp Rev
  FGIC Ser 04A
  5.00%, 2/01/13                                       10,000        11,066,200
California Eco Recov
  (Rols II-R 326) MBIA Ser 05
  8.723%, 7/01/12(a)                                    2,335         3,083,764
California Ed Facs Auth Rev
  (University of Pacific) Ser 04
  5.00%, 11/01/20                                       1,000         1,053,280
  5.25%, 5/01/34                                        1,000         1,068,570
California GO
  5.00%, 2/01/32                                       13,200        13,621,872
  5.125%, 6/01/31                                       1,730         1,803,663
  5.25%, 2/01/30                                       14,000        14,720,020
  MBIA-IBC Ser 03
  5.25%, 2/01/16                                        2,050         2,275,193
  MBIA Ser 02
  5.00%, 2/01/32                                        3,500         3,635,625
  Ser 02
  5.25%, 4/01/30                                        1,175         1,236,758
  Ser 03
  5.25%, 2/01/24                                        3,500         3,748,535
  Ser 04
  5.00%, 2/01/33                                        6,925         7,152,278
  5.125%, 2/01/28                                       3,500         3,664,150
  5.30%, 4/01/29                                        6,400         6,849,664
California Health Fac Auth
  (Cottage Hlth Sys) MBIA Ser 03B
  5.00%, 11/01/23                                       2,500         2,643,425
  (Lucile Salter Packard Hosp) AMBAC Ser 03C
  5.00%, 8/15/21                                        3,365         3,573,193


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 41


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
California HFA SFMR
  (Mtg Rev) FHA Ser 95A-2 AMT
  6.45%, 8/01/25                                      $   860     $     870,251
  (Mtg Rev) Ser 99A-2 AMT
  5.25%, 8/01/26                                        2,920         2,945,141
California Hgr Ed
  (Col of Arts & Crafts) Ser 01
  5.875%, 6/01/30                                       2,200         2,337,522
California Infra & Eco Dev Bank
  (American Ctr/Wine Food & Art) ACA Ser 99
  5.80%, 12/01/29                                       3,465         3,661,327
  Ser 04-407
  10.13%, 4/01/12(a)                                    2,485         3,233,581
California Poll Ctl Fin Auth
  (Pacific Gas & Elec) MBIA Ser 96A AMT
  5.35%, 12/01/16                                      15,500        16,853,305
  (So Calif Edison) MBIA Ser 99C AMT
  5.55%, 9/01/31                                        7,950         8,407,205
  (So Calif Edison) Ser 92B AMT
  6.40%, 12/01/24                                       9,280         9,310,902
  (So Calif) Ser 86A
  2.00%, 2/28/08                                        5,000         4,954,650
  (Tracy Material Recovery) ACA Ser 99A AMT
  5.70%, 8/01/14                                        3,670         3,830,452
California Poll Ctl Fin Auth SWR
  (Waste Management) Ser 02A AMT
  3.125%, 1/01/22                                      15,000        14,928,300
California Pub Wks Bd Lease Rev
  (Coalinga) Ser 04A
  5.50%, 6/01/22-6/01/23                                6,790         7,346,679
  (Dept of Hlth Svcs-Richmond Lab)
  Ser 05B XLCA
  5.00%, 11/01/30                                       1,270         1,321,562
  (Various Univ Calif Projs) Ser 04F
  5.00%, 11/01/26                                       8,065         8,437,119
  XLCA Ser 04-413
  6.70%, 12/01/11(a)                                   10,070        11,732,960
California Rural MFA SFMR
  (Mtg Rev) GNMA/FNMA Ser 00B AMT
  6.25%, 12/01/31                                         345           348,574
  (Mtg Rev) GNMA/FNMA Ser 00D AMT
  6.00%, 12/01/31                                       1,140         1,200,933
  (Mtg Rev) GNMA/FNMA Ser 99A AMT
  5.40%, 12/01/30                                         700           714,847
  (Mtg Rev) MBIA Ser 99A AMT
  5.40%, 12/01/30                                       1,725         1,765,710
California State University Rev
  FGIC Ser 03A
  5.00%, 11/01/22                                       6,000         6,381,600


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
California Statewide Comm Dev Auth
  (Kaiser Hosp) Ser 01A
  5.55%, 8/01/31                                      $18,000     $  19,122,480
  (San Diego Space & Science) Ser 96
  7.50%, 12/01/16                                       2,715         2,936,354
California Statewide Comm Dev Auth COP
  (Eskaton Properties) Ser 99 ACA
  4.70%, 5/15/29(a)                                       250           250,000
California Statewide Comm Dev Auth Ed Fac
  (Drew College Prep) Ser 00
  7.25%, 10/01/30                                       8,000         8,709,600
  (Saint Mark's Sch) Ser 01
  6.75%, 6/01/28                                        2,555         2,703,165
  (Sonoma Cntry Day Sch) Ser 99
  6.00%, 1/01/29                                       11,540        12,316,065
  (Wildwood Elem Sch) Ser 01
  7.00%, 11/01/29                                       4,000         4,263,880
  (Windward Sch) Ser 99
  6.90%, 9/01/23                                        2,000         2,068,420
California Statewide Comm Dev Auth Rev
  (Daughters of Charity Health) Ser 05A
  5.25%, 7/01/24                                        3,225         3,412,179
California Statewide MFHR
  (Highland Creek Apts) FNMA Ser 01K AMT
  5.40%, 4/01/34                                        5,745         5,976,868
  (Santa Paula Vlg Apt) FNMA Ser 98D AMT
  5.43%, 5/01/28                                        2,090         2,133,201
California Veterans Hsg
  AMBAC Ser 02A
  5.35%, 12/01/27(b)                                   22,320        23,284,670
Carson Assmt Dist
  (Dominguez Tech Ctr) Ser 01-1
  6.35%, 9/02/23                                        3,825         3,983,087
  6.375%, 9/02/31                                       5,000         5,206,900
Castaic Lake Wtr Agy
  AMBAC Ser 04A
  5.00%, 8/01/16-8/01/18                                4,325         4,698,459
  MBIA Ser 01A
  5.20%, 8/01/30                                        1,625         1,716,504
Chino CFD
  (Spectrum South) Ser 99
  6.35%, 9/01/29                                        3,450         3,536,630
Chino Hills CFD
  (Fairfield Ranch) Ser 00
  6.95%, 9/01/30                                        5,200         5,592,340
Commerce Joint Pwrs Fin Auth Lease Rev
  (Cmnty Ctr Proj) Ser 04 XLCA
  5.00%, 10/01/34                                       2,015         2,097,776


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 43


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Corona CFD
  (Eagle Glen) Ser 98
  5.875%, 9/01/23                                     $ 3,260     $   3,350,269
  (Eagle Glen) Ser 98 ETM
  5.875%, 9/01/23                                       3,100         3,185,839
Eastern Wtr CFD
  (Morningstar Ranch) Ser 02
  6.40%, 9/01/32                                        3,815         3,898,396
El Centro Fin Auth Hosp Rev
  (El Centro Med Ctr) Ser 01
  5.375%, 3/01/26                                      18,000        19,019,880
Elk Grove Assmt Dist
  (E. Franklin Cmnty) Ser 02
  5.80%, 8/01/25                                        1,000         1,034,290
  6.00%, 8/01/33                                        5,000         5,193,600
Encinitas Rec Rev
  (Encinitas Ranch Golf Course) Ser 04
  5.50%, 9/01/23-9/01/24                                1,110         1,114,801
  5.60%, 9/01/26                                        1,000         1,005,680
  (Encinitas Ranch Golf Course) Ser 96A
  7.75%, 9/01/26                                        9,920        10,480,282
Fontana
  (Heritage West End) Ser 99A
  6.50%, 9/01/28                                        8,800         9,282,592
Fontana Pub Fin Auth
  (No Fontana Redev Proj) AMBAC Ser 03A
  5.50%, 9/01/32                                        1,000         1,087,900
Fresno Joint Pwrs Lease Rev
  XLCA Ser 04A
  5.25%, 10/01/21-10/01/24                              3,425         3,715,026
  5.375%, 10/01/17                                      1,315         1,465,383
Gilroy Uni Sch Dist
  FGIC
  5.00%, 8/01/27                                        1,500         1,579,575
Huntington Park Pub Fin Auth Rev
  FSA Ser 04A
  5.25%, 9/01/17                                        1,000         1,130,360
Kaweah Delta Health Care Dist
  MBIA Ser 04
  5.25%, 8/01/25-8/01/26                                3,780         4,085,363
Kern Cnty
  (Tejon Industrial Complex) Ser 00A
  7.20%, 9/01/30                                        9,925        10,361,005
La Verne Spl Tax
  Ser 98
  5.875%, 3/01/14                                       5,225         5,448,003
Lammersville Sch Dist CFD
  (Mountain House) Ser 02
  6.375%, 9/01/32                                       4,250         4,485,748


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lancaster Redev Agy Tax Alloc
  (Fire Protn Fac Proj) XLCA Ser 04
  5.00%, 12/01/23                                     $ 1,120     $   1,186,383
  (Sheriffs Fac Proj) XLCA Ser 04
  5.00%, 12/01/23                                       1,875         1,986,131
Long Beach Bond Fin Auth Rev
  (Redev Hsg & Gas Utility Fin)
  Ser 05A-1 AMBAC
  5.00%, 8/01/25                                        1,890         2,004,988
Los Angeles Cmnty Redev Agy
  Ser 04L
  5.00%, 3/01/17                                        2,565         2,629,920
  5.10%, 3/01/19                                        1,350         1,381,374
Los Angeles Cnty Arpt
  (Ontario Int'l Arpt) FGIC Ser 96A AMT
  6.00%, 5/15/22                                       12,780        13,213,242
Los Angeles Cnty Pub Works
  AMBAC Ser 97V- B
  5.125%, 12/01/29                                      3,400         3,637,184
Los Angeles Cnty Pub Works Fin Auth Lease Rev
  (Master Ref Proj) Ser 05A MBIA
  5.00%, 12/01/28                                       7,285         7,682,761
Los Angeles Cnty Transp Auth
  FGIC Ser 00A
  5.25%, 7/01/30                                        2,750         2,985,290
Los Angeles Cmnty College Dist
  (Election of 2001) Ser 05A FSA
  5.00%, 8/01/24                                        4,500         4,820,085
Los Angeles Cmnty Redev MFHR
  (Grand Ctrl Proj) Ser 93A AMT
  5.85%, 12/01/26                                       4,030         4,032,257
Los Angeles Dept of Wtr & Pwr Elec Rev
  MBIA Ser 01A
  5.00%, 7/01/24                                        1,500         1,593,390
Los Angeles Harbor Rev
  MBIA Ser 96B AMT
  6.20%, 8/01/25                                       10,000        10,451,600
  Ser 96B AMT
  5.375%, 11/01/23                                      8,250         8,503,770
Los Angeles MFHR
  (Park Plaza West) GNMA AMT
  5.50%, 1/20/43                                        5,000         5,210,700
Los Angeles Uni Sch Dist
  MBIA Ser 03A-1116
  7.50%, 7/01/16(a)                                     4,850         6,071,909
Manteca Uni Sch Dist
  FSA Ser 04
  5.25%, 8/01/22                                        1,390         1,524,177
Marin Wtr Dist Rev
  AMBAC Ser 04
  5.25%, 7/01/20                                        3,040         3,343,514


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 45


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Natomas Uni Sch Dist
  (Election of 2002) Ser 04B FGIC
  5.00%, 9/01/27-9/01/28                              $ 6,030     $   6,382,013
Norco Redev Agy Tax Alloc
  (Norco Redev Proj #1) Radian Ser 04
  5.00%, 3/01/24                                        3,060         3,138,826
Novato CFD
  (Hamilton Field) Ser 95
  7.375%, 9/01/25                                      10,135        10,492,563
Ontario Assmt Dist
  (Calif Commerce Ctr So)
  7.70%, 9/02/10                                        4,835         4,966,705
Ontario COP
  (Wtr Sys Impt Proj) MBIA Ser 04
  5.25%, 7/01/21                                        1,700         1,862,894
Orange Cnty CFD
  (Ladera Ranch) Ser 99A
  6.70%, 8/15/29                                        3,000         3,484,860
Orange Cnty Sr Lien
  (Foothill/Eastern Corr) Ser 95 ETM
  Zero coupon, 1/01/24-1/01/25                         25,225        10,414,530
  (San Joaquin Hills Transp Corr) MBIA
  Zero coupon, 1/15/36                                 62,415        12,947,992
  (San Joaquin Hills Transp Corr) Ser 93 ETM
  Zero coupon, 1/01/17-1/01/23                         91,000        46,417,200
Palm Springs Arpt Rev
  (Palm Springs Regional Arpt) MBIA Ser 92 AMT
  6.00%, 1/01/22                                        6,860         6,895,535
Palm Springs COP
  Ser 91B ETM
  Zero coupon, 4/15/21                                 37,500        17,857,500
Palmdale Wtr Dist Rev COP
  FGIC Ser 04
  5.00%, 10/01/24                                       1,775         1,885,778
Pittsburg Redev Agy
  (Los Medanos Proj) Ser 03A
  5.00%, 8/01/21                                        6,410         6,828,060
Port of Oakland
  FGIC Ser 02L AMT
  5.375%, 11/01/27                                      2,500         2,644,325
Rancho Cordova CFD
  (Sunridge Anatolia) Ser 03
  6.00%, 9/01/28                                        2,000         2,103,720
Riverside CFD
  (MTN Cove) Ser 00
  6.50%, 9/01/25                                        3,390         3,570,551
Riverside Cmnty College Dist
  Ser 04A
  5.25%, 8/01/25-8/01/26                                2,000         2,170,520


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Riverside Cnty Pub Fin Auth Tax Alloc
  (Redev Proj) Ser 04 XLCA
  5.00%, 10/01/35                                     $ 2,475     $   2,567,045
Rocklin Uni Sch Dist
  MBIA Ser 04
  5.00%, 9/01/25                                        1,000         1,058,540
Roseville CFD
  (No Central Roseville Highland Park) Ser 99-A
  5.80%, 9/01/17                                        6,685         7,046,926
Roseville COP
  AMBAC Ser 03A
  5.00%, 8/01/25                                        7,490         7,897,980
Roseville High Sch Dist
  Ser 01E
  5.25%, 8/01/26                                        2,435         2,606,570
Sacramento CFD
  (N Natomas Drain) Ser 00B
  7.25%, 9/01/30                                        5,375         5,699,650
Sacramento City Uni Sch Dist
  FSA Ser 04D
  5.25%, 7/01/21-7/01/23                                8,525         9,306,569
Sacramento Cnty Arpt Rev
  MBIA Ser 96A AMT
  5.90%, 7/01/24                                        5,050         5,355,424
Sacramento Cnty Hsg Auth MFHR
  (Cottage Estates) FNMA Ser 00B AMT
  6.00%, 2/01/33                                        5,300         5,648,740
  (Verandas Apts) FNMA Ser 00H AMT
  5.70%, 3/01/34                                        2,875         3,006,100
Sacramento Muni Util Dist Elec Rev
  MBIA Ser 03S
  5.00%, 11/15/17                                       5,000         5,429,800
  MBIA Ser 04R-289-2
  10.56%, 8/15/17(a)                                    2,500         3,337,700
San Bernardino Cnty CFD
  (Kaiser Commerce Cntr) Ser 02-1
  5.90%, 9/01/33                                        4,750         4,797,025
  (Rancho Etiwanda) Ser 01
  6.40%, 9/01/31                                        8,000         8,348,880
  (Rancho Etiwanda) Ser 01 ETM
  6.40%, 9/01/31                                        3,145         3,282,153
San Bernardino SFMR
  (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
  6.35%, 7/01/34                                          865           875,242
San Diego Cnty COP
  Ser 04A
  5.50%, 9/01/44                                        5,000         5,283,400
San Diego HFA MFHR
  (Rental Rev) GNMA/FNMA Ser 98C AMT
  5.25%, 1/20/40                                        6,105         6,231,190


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 47


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
San Diego Hsg Auth MFHR
  (Vista La Rosa Apt) GNMA Ser 00A AMT
  6.00%, 7/20/41                                      $10,230     $  10,893,006
San Diego Uni Sch Dist
  (Election of 1998) MBIA Ser 04E-1
  5.00%, 7/01/23-7/01/24                                2,240         2,415,283
San Francisco City & Cnty Int'l Arpt
  (Issue 10A) MBIA Second Ser 96 AMT
  5.70%, 5/01/26(c)                                     9,385         9,803,477
  FSA Ser 00A AMT
  6.125%, 1/01/27                                       1,480         1,582,401
San Francisco Univ Ed Fac
  ACA Ser 99
  5.25%, 7/01/32                                       16,650        17,033,450
San Jose MFHR
  (Fallen Leaves Apts) AMBAC AMT
  5.15%, 6/01/36                                        1,400         1,434,328
San Jose Redev Agy Tax Alloc
  MBIA Ser 04A
  5.25%, 8/01/19                                        5,000         5,527,450
San Mateo Cnty Cmnty College Dist COP
  MBIA Ser 04
  5.25%, 10/01/20                                       2,870         3,174,966
San Mateo Uni Sch Dist
  FSA Ser 04
  5.00%, 9/01/24                                        2,000         2,131,820
Santa Margarita Wtr Fac Dist
  (Talega) Ser 99
  6.25%, 9/01/29                                       11,550        12,351,570
Semitropic Impt Dist Wtr Storage
  XLCA Ser 04A
  5.50%, 12/01/23                                       1,640         1,835,422
So Calif HFA SFMR
  (Mtg Rev) GNMA/FNMA Ser 92A AMT
  6.75%, 9/01/22                                           55            55,063
So Tahoe Joint Pwr Fin Auth
  Ser 95A
  5.75%, 10/01/25                                       3,000         3,102,060
Solano Cnty Cmnty College Dist
  Ser 05 MBIA
  5.00%, 8/01/22                                        1,100         1,185,866
South Gate Pub Fin Auth
  (South Gate Redev Proj #1) XLCA Ser 02
  5.125%, 9/01/24                                       1,800         1,921,536
Tejon Ranch CFD
  Ser 03
  6.125%, 9/01/27                                       1,000         1,021,120
  6.20%, 9/01/33                                        2,375         2,422,666
Torrance COP
  (Ref & Pub Imprt Proj) AMBAC Ser 05B
  5.00%, 6/01/24                                        2,900         3,075,711


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Univ of Calif Regents Hgr Ed
  FGIC Ser 01M
  5.125%, 9/01/30                                     $12,270     $  12,925,954
West Contra Costa Healthcare Dist COP
  AMBAC Ser 04
  5.375%, 7/01/21-7/01/24                               4,720         5,160,282
West Kern Cnty Wtr Rev
  Ser 01
  5.625%, 6/01/31                                       3,000         3,162,870
Westminster Redev Agy MFHR
  (Rose Garden Apt) Ser 93A AMT
  6.75%, 8/01/24                                        4,300         4,377,142
Yorba Linda Rec Rev
  (Black Gold Golf Proj) Ser 00
  7.50%, 10/01/30                                       5,680         6,542,565
                                                                  -------------
                                                                    848,275,057
                                                                  -------------
Florida-0.2%
Ft Lauderdale Arpt Fac
  (Cargo Acq Grp) Ser 03 AMT
  5.75%, 1/01/32                                        1,500         1,501,635
                                                                  -------------
Ohio-0.3%
Port Auth of Columbiana Cnty SWR
  (Apex Environmental Llc) Ser 04A AMT
  7.125%, 8/01/25                                       2,000         2,024,020
                                                                  -------------
Texas-0.2%
Richardson Texas Hosp Auth
  (Richardson Regional) Ser 04
  6.00%, 12/01/19                                       1,715         1,888,592
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $788,222,876)                                               853,689,304
                                                                  -------------
Short-Term Municipal Notes(d)-0.5%
California-0.5%
California Dept of Wtr Res
  Ser 02B-3
  3.00%, 5/01/22                                        4,600         4,600,000
                                                                  -------------
Illinois-0.0%
Illinois Dev Fin Auth PCR
  (Illinois Pwr Proj) AMBAC Ser 01
  2.70%, 11/01/28                                         100           100,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $4,700,000)                                                   4,700,000
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 49


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
Total Investments-98.1%
  (cost $792,922,876)                                             $ 858,389,304
Other assets less liabilities-1.9%                                   16,742,783
                                                                  -------------
Net Assets-100%                                                   $ 875,132,087
                                                                  =============

INTEREST RATE SWAP TRANSACTIONS (see Note D)


                                                             Rate Type
                                                  -------------------------------
                                                    Payments          Payments
                   Notional                           made            received          Unrealized
   Swap             Amount      Termination          by the            by the          Appreciation/
Counterparty        (000)           Date           Portfolio         Portfolio        (Depreciation)
-------------------------------------------------------------------------------------------------------
Goldman Sachs      $52,700        2/03/06          76.48% of            BMA*           $ (32,293)
                                                1 Month LIBOR**
Goldman Sachs        5,000        3/01/06            2.25%              BMA*              15,786
J.P. Morgan          7,300        6/08/05            1.25%              BMA*              13,868
J.P. Morgan         15,065        7/08/05           1.257%              BMA*              47,648
J.P. Morgan          8,400        5/05/07             BMA*             2.988%             17,069
J.P. Morgan +       14,900       11/05/24           4.419%              BMA*            (382,736)
Merrill Lynch        4,300       10/04/05             BMA*             3.758%             18,344
Merrill Lynch       52,700        2/03/06             BMA*             85.10% of         161,852
                                                                   1 Month LIBOR**
Merrill Lynch ++    17,000       11/01/19            3.896%              BMA*           (201,880)



*  BMA (Bond Market Association)

**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                       Value at         Unrealized
                    Number of     Expiration         Original         April 30,        Appreciation/
       Type         Contracts       Month              Value            2005          (Depreciation)
----------------------------------------------------------------------------------------------------
Purchase Contracts
   U.S. T-Bond
   Future              117        June 2005        $13,247,033       $13,436,719       $   189,686
Sold Contracts
   U.S. T-Note
   10 Yr Future        161        June 2005         17,776,061        17,938,922          (162,861)
   Swap
   10 Yr Future        183        June 2005         20,083,564        20,215,781          (132,217)
                                                                                       -----------
                                                                                       $  (105,392)
                                                                                       ===========



_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Position, or portion thereof, with a market value of $1,478,095 has been segregated to collaterize margin requirements for open futures contracts.

(d) Variable Rate Demand Notes ( VRDN ) are instruments whose interest rates change on a specific date ( such as coupon date or interest payment date ) or whose interest rates vary with changes in a designated base rate ( such as the prime interest rate ). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.


Glossary of Terms:

ACA - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax--(subject to)
CFD - Community Facilities District
COP - Cerificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
MBIA - Municipal Bond Investors Assurance
MFA - Mortgage Finance Authority
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
SFMR - Single Family Mortgage Revenue
SWR - Solid Waste Revenue
XLCA - XL Capital Assurance Inc.


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 51


                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-99.1%

Long-Term Municipal Bonds-94.7%
California-94.7%
California Dept Wtr Resources
  AMBAC Ser 02A
  5.50%, 5/01/14                                      $ 2,525     $   2,843,882
California Eco Recov
  (Rols II-R 326) MBIA Ser 05
  8.72%, 7/01/12(a)                                     2,330         3,077,161
California GO
  (Veterans Housing) FSA Ser 01
  5.60%, 12/01/32                                       4,415         4,470,761
  AMBAC Ser 03
  5.00%, 2/01/33                                        1,000         1,045,260
  Ser 02
  5.25%, 2/01/30                                        2,000         2,102,860
California HFA MFHR
  (Mtg Rev) AMBAC Ser 95A
  6.25%, 2/01/37                                        5,000         5,145,700
California Infra & Eco Dev Bank
  (American Ctr/Wine Food & Arts) ACA Ser 99
  5.75%, 12/01/24                                       1,250         1,325,175
California Pub Wks Bd Lease Rev
  (Dept of Hlth Svcs-Richmond Lab)
  Ser 05B XLCA
  5.00%, 11/01/30                                       3,000         3,121,800
Capistrano Uni Sch Dist
  FGIC Ser 00A
  6.00%, 8/01/24                                        1,550         1,740,588
  FSA Ser 01B
  Zero coupon, 8/01/20-8/01/25                         24,465        10,092,296
Chino Redev Agy Spl Tax
  AMBAC Ser 01A
  5.13%, 9/01/30                                        1,000         1,049,160
  AMBAC Ser 01B ETM
  5.25%, 9/01/30                                        5,540         5,878,106
Coronado CDD
  FSA Ser 96
  6.00%, 9/01/26                                        6,450         6,817,134
Fontana Pub Fin Auth
  (No Fontana Proj) AMBAC Ser 03A
  5.50%, 9/01/32                                        4,200         4,569,180
Franklin-McKinley Sch Dist
  FSA Ser 02B
  5.00%, 8/01/27                                          700           737,135
Golden St
  Tobacco Settlement Bonds Radian Ser 03
  5.50%, 6/01/43                                        1,400         1,511,566


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Jurupa Uni Sch Dist
  (Election 2001) FGIC Ser 04
  5.00%, 8/01/22                                      $ 1,340     $   1,427,395
La Mirada Tax Alloc
  FSA Ser 95B
  5.90%, 8/15/24                                        5,000         5,150,150
Lancaster Redev Agy MFHR
  (High Valley Apts) FHA Ser 96A
  6.00%, 6/01/27                                        4,170         4,256,736
Long Beach
  (Aquarium of the Pacific Proj) AMBAC Ser 01
  5.25%, 11/01/30(b)                                    6,500         6,941,545
Los Angeles Cnty Pub Wks Fin Auth Lease Rev
  (Master Refunding Proj) Ser 05A MBIA
  5.00%, 12/01/27                                       2,000         2,112,660
Los Angeles Dept of Wtr & Pwr
  MBIA Ser 01A
  5.00%, 7/01/24                                        5,900         6,267,334
Mojave Wtr Agy Imp Dist
  (Morongo Basin Pipeline) FGIC Ser 96
  5.80%, 9/01/22                                       10,000        10,575,800
Orange Cnty COP
  (Loma Ridge Data Ctr Proj) AMBAC
  6.00%, 6/01/21                                        1,000         1,181,060
Orange Cnty Recovery Certificates
  MBIA Ser 96A
  6.00%, 7/01/26                                        3,000         3,170,550
Perris Union High Sch Dist
  Ser 05A FGIC
  5.00%, 9/01/24                                          800           855,200
Poway Redev Agy
  (Paguay Proj) AMBAC Ser 01 ETM
  5.375%, 12/15/31                                      6,275         6,785,848
Redding Elec Sys Rev
  MBIA Ser 92A
  9.87%, 7/01/22(a)                                     2,000         2,863,260
Riverside Cnty Pub Fin Auth Tax Alloc Rev
  (Redev Proj) XLCA Ser 04
  5.00%, 10/01/23                                       1,955         2,070,775
Riverside Cnty Spl Tax
  (Jurupa Valley) AMBAC Ser 01
  5.13%, 10/01/35                                       5,000         5,248,700
  (Jurupa Valley) AMBAC Ser 01 ETM
  5.25%, 10/01/35(c)                                    8,000         8,554,480
Ross Valley Sch Dist
  FSA Ser 01
  Zero coupon, 7/01/26                                  3,530         1,241,572


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 53


                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
San Diego Uni Port Dist Rev
  MBIA Ser 04B
  5.00%, 9/01/23                                      $ 1,035     $   1,103,217
San Diego Uni Sch Dist
  (Election 1998) MBIA Ser 04E-1
  5.00%, 7/01/23                                        1,000         1,080,820
So Tahoe Joint Powers Auth
  Fin Auth Ser 95A
  5.75%, 10/01/25                                       1,500         1,551,030
Southwestern Cmnty College Dist
  MBIA Ser 05
  5.00%, 8/01/24                                        1,000         1,084,280
Torrance COP
  (Ref & Pub Impt Proj) AMBAC Ser 05B
  5.00%, 6/01/24                                          465           493,174
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $120,386,221)                                               129,543,350
                                                                  -------------
Short-Term Municipal Notes (d)-4.4%
New York-4.4%
New York City Muni Wtr Fin Auth
  Ser 95A FGIC
  3.00%, 6/15/25                                        6,000         6,000,000
                                                                  -------------
Total Short-Term Municipal Note
  (cost $6,000,000)                                                   6,000,000
                                                                  -------------
Total Investments-99.1%
  (cost $126,386,221)                                               135,543,350
Other assets less liabilities-0.9%                                    1,220,101
                                                                  -------------
Net Assets-100%                                                   $ 136,763,451
                                                                  =============


INTEREST RATE SWAP TRANSACTIONS (see Note D)


                                                              Rate Type
                                                   -------------------------------
                                                     Payments            Payments
                    Notional                           made              received        Unrealized
    Swap             Amount        Termination         by the             by the        Appreciation/
Counterparty          (000)           Date           Portfolio          Portfolio      (Depreciation)
------------------------------------------------------------------------------------------------------
Goldman Sachs        $ 9,000         2/03/06           76.48% of           BMA*           $ (5,515)
                                                    1 Month LIBOR**
J.P. Morgan            1,300         5/05/07             BMA*              2.988%             2,642
J.P. Morgan +            700        11/05/24            4.149%              BMA*            (17,981)
Merrill Lynch          9,000         2/03/06             BMA*              85.10% of         27,641
                                                                       1 Month LIBOR**
Merrill Lynch ++       2,000        11/01/19            3.896%              BMA*            (23,751)



*  BMA (Bond Market Association)

**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS (see Note D)



                                                                      Value at        Unrealized
                   Number of     Expiration         Original          April 30,      Appreciation/
     Type          Contracts       Month              Value             2005        (Depreciation)
----------------------------------------------------------------------------------------------------
Purchased Contracts
  U.S. T-Bond
  Future               44        June 2005         $4,981,790        $5,053,125      $   71,335
Sold Contracts
  U.S. T-Note
  10 Yr Future         63        June 2005          6,955,850         7,019,578         (63,728)
  Swap
  10 Yr Future         14        June 2005          1,536,448         1,546,563         (10,115)
                                                                                     ----------
                                                                                     $   (2,508)
                                                                                     ==========


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Position with a market value of $6,941,545 has been segregated to collaterize margin requirements for open futures contracts.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.


Glossary of Terms:

ACA - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
CDD - Community Development District
COP - Cerificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GO - General Obligation
HFA - Housing Finance Authority
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
XLCA - XL Capital Assurance Inc.


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 55


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)

                                                                     Insured
                                                    National         National
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost $430,847,410 and $141,373,150
  respectively)                                  $ 455,633,227    $ 152,688,720
Cash                                                        -0-          83,133
Receivable for investment securities sold           14,467,604        4,999,031
Interest receivable                                  8,351,853        2,104,809
Receivable for capital stock sold                    1,620,591          887,129
Unrealized appreciation of swap
  contracts                                            142,041           40,131
Receivable for variation margin on
  futures contracts                                         -0-           6,468
                                                 -------------    -------------
Total assets                                       480,215,316      160,809,421
                                                 =============    =============
LIABILITIES
Due to custodian                                        67,256               -0-
Payable for investment securities
  purchased                                          7,483,528        1,589,745
Payable for capital stock redeemed                   2,001,172          330,693
Dividends payable                                      634,527          190,461
Distribution fee payable                               195,541           58,988
Advisory fee payable                                    75,459           62,237
Unrealized depreciation of
  swap contracts                                        33,598          109,421
Transfer Agent fee payable                              30,665            2,889
Administrative fee payable                               3,868            8,189
Accrued expenses                                       182,202           97,950
                                                 -------------    -------------
Total liabilities                                   10,707,816        2,450,573
                                                 -------------    -------------
Net Assets                                       $ 469,507,500    $ 158,358,848
                                                 =============    =============
COMPOSITION OF NET ASSETS
Capital stock, at par                            $      46,058    $      15,373
Additional paid-in capital                         498,197,055      150,146,010
Undistributed/distributions in excess of
  net investment income                               (677,503)         191,480
Accumulated net realized loss on
  investment transactions                          (52,948,198)      (3,242,345)
Net unrealized appreciation
  of investments                                    24,890,088       11,248,330
                                                 -------------    -------------
                                                 $ 469,507,500    $ 158,358,848
                                                 =============    =============


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                                     Insured
                                                    National         National
                                                 =============    =============
Class A Shares
Net assets                                       $ 342,094,428    $ 126,615,826
                                                 =============    =============
Shares of capital stock outstanding                 33,550,063       12,285,582
                                                 =============    =============
Class B Shares
Net assets                                       $  60,809,112    $  19,777,897
                                                 =============    =============
Shares of capital stock outstanding                  5,970,350        1,924,012
                                                 =============    =============
Class C Shares
Net assets                                       $  66,603,960    $  11,965,125
                                                 =============    =============
Shares of capital stock outstanding                  6,537,308        1,163,394
                                                 =============    =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price
  per share                                             $10.20           $10.31
Sales charge--4.25% of public offering
  price                                                    .45              .46
                                                        ------           ------
Maximum offering price                                  $10.65           $10.77
                                                        ======           ======
Class B Shares
Net asset value and offering price
  per share                                             $10.19           $10.28
                                                        ======           ======
Class C Shares
Net asset value and offering price
  per share                                             $10.19           $10.28
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 57


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                   New York        California
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost $439,611,927 and $792,922,876
  respectively)                                  $ 467,060,957    $ 858,389,304
Cash                                                        -0-         303,730
Interest receivable                                  7,362,362       11,402,230
Receivable for investment securities sold            5,623,280        7,121,058
Receivable for capital stock sold                    1,480,242        4,234,558
Unrealized appreciation of swap
  contracts                                            115,056          274,567
Receivable for variation margin on
  futures contracts                                         -0-          81,219
                                                 -------------    -------------
Total assets                                       481,641,897      881,806,666
                                                 =============    =============
LIABILITIES
Due to custodian                                       415,320               -0-
Payable for investment securities
  purchased                                          9,859,730               -0-
Payable for capital stock redeemed                   2,306,205        4,101,973
Dividends payable                                      619,584        1,101,432
Distribution fee payable                               231,155          392,320
Unrealized depreciation of
  swap contracts                                       128,528          616,909
Advisory fee payable                                    51,175          266,515
Transfer Agent fee payable                              14,791           17,065
Administrative fee payable                               7,511            7,950
Accrued expenses                                        73,564          170,415
                                                 -------------    -------------
Total liabilities                                   13,707,563        6,674,579
                                                 -------------    -------------
Net Assets                                       $ 467,934,334    $ 875,132,087
                                                 =============    =============
COMPOSITION OF NET ASSETS
Capital stock, at par                            $      47,072    $      79,566
Additional paid-in capital                         458,762,585      839,615,618
Distributions in excess of
  net investment income                               (380,938)      (1,166,633)
Accumulated net realized loss on
  investment transactions                          (17,893,280)     (28,418,508)
Net unrealized appreciation
  of investments                                    27,398,895       65,022,044
                                                 -------------    -------------
                                                 $ 467,934,334    $ 875,132,087
                                                 =============    =============


_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                   New York        California
                                                 =============    =============
Class A Shares
Net assets                                       $ 279,811,459    $ 591,714,956
                                                 =============    =============
Shares of capital stock outstanding                 28,135,158       53,793,799
                                                 =============    =============
Class B Shares
Net assets                                       $ 144,152,330    $ 150,057,346
                                                 =============    =============
Shares of capital stock outstanding                 14,512,708       13,645,860
                                                 =============    =============
Class C Shares
Net assets                                       $  43,970,545    $ 133,359,785
                                                 =============    =============
Shares of capital stock outstanding                  4,424,356       12,126,646
                                                 =============    =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price
  per share                                             $ 9.95           $11.00
Sales charge--4.25% of public offering
  price                                                    .44              .49
                                                        ------           ------
Maximum offering price                                  $10.39           $11.49
                                                        ======           ======
Class B Shares
Net asset value and offering price
  per share                                             $ 9.93           $11.00
                                                        ======           ======
Class C Shares
Net asset value and offering price
  per share                                             $ 9.94           $11.00
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 59


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                                     Insured
                                                                    California
                                                                  =============
ASSETS
Investments in securities, at value (cost $126,386,221)           $ 135,543,350
Cash                                                                    248,159
Receivable for investment securities sold                             4,480,376
Interest receivable                                                   1,561,943
Receivable for capital stock sold                                       244,841
Unrealized appreciation of swap contracts                                30,283
Receivable for variation margin on futures contracts                     12,313
                                                                  -------------
Total assets                                                        142,121,265
                                                                  =============
LIABILITIES
Payable for investment securities purchased                           4,534,472
Payable for capital stock redeemed                                      419,599
Dividends payable                                                       156,888
Distribution fee payable                                                 57,056
Advisory fee payable                                                     51,905
Unrealized depreciation of swap contracts                                47,247
Transfer Agent fee payable                                                2,928
Administrative fee payable                                                3,345
Accrued expenses                                                         84,374
                                                                  -------------
Total liabilities                                                     5,357,814
                                                                  -------------
Net Assets                                                        $ 136,763,451
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $       9,611
Additional paid-in capital                                          126,076,713
Distributions in excess of net investment income                       (160,862)
Accumulated net realized gain on investment transactions              1,698,199
Net unrealized appreciation of investments                            9,139,790
                                                                  -------------
                                                                  $ 136,763,451
                                                                  =============
Class A Shares
Net assets                                                        $  98,771,037
                                                                  =============
Shares of capital stock outstanding                                   6,940,192
                                                                  =============
Class B Shares
Net assets                                                        $  18,813,575
                                                                  =============
Shares of capital stock outstanding                                   1,322,560
                                                                  =============
Class C Shares
Net assets                                                        $  19,178,839
                                                                  =============
SHARES OF CAPITAL STOCK OUTSTANDING                                   1,348,458
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share                           $14.23
Sales charge--4.25% of public offering price                                .63
                                                                         ------
Maximum offering price                                                   $14.86
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $14.23
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $14.22
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)


                                                                     Insured
                                                    National         National
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $  12,729,149    $   4,147,323
                                                 -------------    -------------
EXPENSES
Advisory fee                                         1,066,592          361,359
Distribution fee--Class A                              510,746          191,329
Distribution fee--Class B                              334,970          105,968
Distribution fee--Class C                              332,747           59,289
Transfer agency                                        196,691           59,051
Custodian                                               83,811           62,051
Printing                                                52,053           12,682
Administrative                                          34,500           34,500
Registration fees                                       23,822           25,085
Legal                                                   16,254           20,545
Audit                                                    8,625           21,866
Directors' fees and expenses                             2,320            2,130
Miscellaneous                                            9,445              872
                                                 -------------    -------------
Total expenses                                       2,672,576          956,727
Less: advisory fee waived (see Note B)                (592,886)          (5,747)
Less: expense offset arrangement
  (see Note B)                                            (549)            (159)
                                                 -------------    -------------
Net expenses                                         2,079,141          950,821
                                                 -------------    -------------
Net investment income                               10,650,008        3,196,502
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            1,807,740          847,065
  Futures contracts                                         -0-        (118,350)
  Swap contracts                                        51,594           14,962
Net change in unrealized
  appreciation/depreciation of:
  Investments                                        1,006,847         (592,495)
  Futures contracts                                         -0-         196,284
  Swap contracts                                         5,176          (98,391)
                                                 -------------    -------------
Net gain on investment transactions                  2,871,357          249,075
                                                 -------------    -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $  13,521,365    $   3,445,577
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 61


                                                        Statement of Operations
-------------------------------------------------------------------------------

                                                    New York       California
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $  12,434,763    $  22,930,450
                                                 -------------    -------------
EXPENSES
Advisory fee                                         1,056,338        1,994,653
Distribution fee--Class A                              414,983          877,840
Distribution fee--Class B                              742,134          819,646
Distribution fee--Class C                              222,006          686,781
Transfer agency                                        155,020          191,824
Custodian                                               82,296          117,581
Administrative                                          34,500           34,500
Printing                                                24,353           47,606
Audit                                                   21,833           21,590
Legal                                                   15,892           31,495
Registration fees                                        9,329           12,767
Directors' fees and expenses                             1,935            2,100
Miscellaneous                                            5,083           16,771
                                                 -------------    -------------
Total expenses                                       2,785,702        4,855,154
Less: advisory fee waived (see Note B)                (748,862)        (387,018)
Less: expense offset arrangement
  (see Note B)                                            (440)            (565)
                                                 -------------    -------------
Net expenses                                         2,036,400        4,467,571
                                                 -------------    -------------
Net investment income                               10,398,363       18,462,879
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            1,755,436        4,536,974
  Futures contracts                                     82,213         (873,898)
  Swap contracts                                        36,737           93,814
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (945,090)         652,354
  Futures contracts                                   (274,346)       1,327,362
  Swap contracts                                           650         (517,044)
                                                 -------------    -------------
Net gain on investment transactions                    655,600        5,219,562
                                                 -------------    -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $  11,053,963    $  23,682,441
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

                                                                     Insured
                                                                    California
                                                                  =============
INVESTMENT INCOME
Interest                                                          $   3,519,315
                                                                  -------------
EXPENSES
Advisory fee                                                            310,955
Distribution fee--Class A                                               148,646
Distribution fee--Class B                                               101,219
Distribution fee--Class C                                                94,305
Custodian                                                                59,096
Administrative                                                           34,500
Transfer agency                                                          27,620
Audit                                                                    25,343
Legal                                                                    20,063
Registration fees                                                         6,661
Printing                                                                  6,630
Directors' fees and expenses                                              2,340
Miscellaneous                                                             4,623
                                                                  -------------
Total expenses                                                          842,001
Less: expense offset arrangement (see Note B)                               (84)
                                                                  -------------
Net expenses                                                            841,917
                                                                  -------------
Net investment income                                                 2,677,398
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                             1,667,478
  Futures contracts                                                     (11,325)
  Swap contracts                                                          8,816
Net change in unrealized appreciation/depreciation of
  Investments                                                        (1,544,509)
  Futures contracts                                                      93,995
  Swap contracts                                                        (37,001)
                                                                  -------------
Net gain on investment transactions                                     177,454
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   2,854,852
                                                                  =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 63


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                           National
                                                 ==============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2005      October 31,
                                                  (unaudited)          2004
                                                 =============    =============
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            $  10,650,008    $  24,366,623
Net realized gain on investment
  transactions                                       1,859,334        3,113,816
Net change in unrealized
  appreciation/depreciation of
  investments                                        1,012,023        6,224,758
                                                 -------------    -------------
Net increase in net assets from
  operations                                        13,521,365       33,705,197

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (8,008,177)     (17,799,171)
  Class B                                           (1,343,576)      (3,770,465)
  Class C                                           (1,335,286)      (3,217,276)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (18,916,392)     (80,198,932)
                                                 -------------    -------------
Total decrease                                     (16,082,066)     (71,280,647)

NET ASSETS
Beginning of period                                485,589,566      556,870,213
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($677,503) and ($640,472),
  respectively)                                  $ 469,507,500    $ 485,589,566
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                        Insured National
                                                 ==============================
                                                   Six Months
                                                     Ended          Year Ended
                                                April 30, 2005      October 31,
                                                  (unaudited)          2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,196,502    $   7,186,751
Net realized gain on investment
  transactions                                         743,677          274,358
Net change in unrealized
  appreciation/depreciation of
  investments                                         (494,602)       3,023,422
                                                 -------------    -------------
Net increase in net assets from
  operations                                         3,445,577       10,484,531

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,649,511)      (5,905,957)
  Class B                                             (367,803)      (1,108,189)
  Class C                                             (205,835)        (511,793)

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (6,917,907)     (25,474,760)
                                                 -------------    -------------
Total decrease                                      (6,695,479)     (22,516,168)

NET ASSETS
Beginning of period                                165,054,327      187,570,495
                                                 -------------    -------------
End of period (including undistributed
  net investment income of $191,480
  and $218,127, respectively)                    $ 158,358,848    $ 165,054,327
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 65


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                            New York
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                April 30, 2005      October 31,
                                                  (unaudited)          2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $  10,398,363    $  22,889,310
Net realized gain on investment
  transactions                                       1,874,386        4,704,523
Net change in unrealized
  appreciation/depreciation of
  investments                                       (1,218,786)       2,594,027
                                                 -------------    -------------
Net increase in net assets from
  operations                                        11,053,963       30,187,860

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (6,499,306)     (14,205,327)
  Class B                                           (2,974,211)      (6,854,476)
  Class C                                             (889,656)      (2,052,427)

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (9,563,259)     (65,951,705)
                                                 -------------    -------------
Total decrease                                      (8,872,469)     (58,876,075)

NET ASSETS
Beginning of period                                476,806,803      535,682,878
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($380,938) and ($416,128),
  respectively)                                  $ 467,934,334    $ 476,806,803
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                          California
                                                 ==============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2005      October 31,
                                                  (unaudited)          2004
                                                 =============    =============
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            $  18,462,879    $  43,461,349
Net realized gain on investment
  transactions                                       3,756,890       10,411,627
Net change in unrealized
  appreciation/depreciation of
  investments                                        1,462,672       16,043,975
                                                 -------------    -------------
Net increase in net assets from
  operations                                        23,682,441       69,916,951

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                          (12,908,732)     (28,909,395)
  Class B                                           (3,047,480)      (8,383,891)
  Class C                                           (2,553,576)      (6,227,673)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (34,161,094)    (174,293,229)
                                                 -------------    -------------
Total decrease                                     (28,988,441)    (147,897,237)

NET ASSETS
Beginning of period                                904,120,528    1,052,017,765
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($1,166,633) and ($1,119,724),
  respectively)                                  $ 875,132,087    $ 904,120,528
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 67


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                       Insured California
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                April 30, 2005      October 31,
                                                  (unaudited)          2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   2,677,398    $   6,554,307
Net realized gain on investment
  transactions                                       1,664,969          166,181
Net change in unrealized
  appreciation/depreciation of
  investments                                       (1,487,515)       1,683,673
                                                 -------------    -------------
Net increase in net assets from
  operations                                         2,854,852        8,404,161

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,013,513)      (4,940,332)
  Class B                                             (340,876)        (914,071)
  Class C                                             (318,034)        (767,377)

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (7,994,446)     (33,260,007)
                                                 -------------    -------------
Total decrease                                      (7,812,017)     (31,477,626)

NET ASSETS
Beginning of period                                144,575,468      176,053,094
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($160,862) and ($165,837),
  respectively)                                  $ 136,763,451    $ 144,575,468
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market values of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 69


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (OTC) (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the



_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in each Portfolio represented by the net assets of such class, except that each Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Fund are charged to each Portfolio in proportion to net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the National, New York and California Portfolios paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55% of the first $200 million, .50% of the next $200 million and ..45% in excess of $400 million of its average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 71


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Advisor began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Effective June 16, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:


Portfolios               Class A             Class B             Class C
-------------------------------------------------------------------------------
National                   .68%               1.38%               1.38%
Insured National          1.04%               1.74%               1.74%
New York                   .58%               1.28%               1.28%
California                 .77%               1.47%               1.47%


For the six months ended April 30, 2005, such reimbursement waivers amounted to $592,886, $5,747, $748,862 and $387,018 for National, Insured National, New
York and California Portfolios, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser for the six months ended April 30, 2005.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $113,226; Insured National Portfolio, $33,049; New York Portfolio, $84,952; California Portfolio, $99,082 and Insured California Portfolio, $15,237 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the Fund's expenses were reduced by:
National Portfolio $549; Insured National Portfolio $159; New York Portfolio $440; California Portfolio $565 and Insured California Portfolio, $84 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales


_______________________________________________________________________________

72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended April 30, 2005 as follows:


                      Front-End          Contingent Deferred Sales Charges
                   Sales Charges    -------------------------------------------
Portfolio              Class A        Class A        Class B        Class C
-------------------------------------------------------------------------------
National               $10,112        $    -0-       $19,261         $2,926
Insured National         1,975             -0-        14,894            482
New York                15,538             -0-        40,734            994
California               2,318          8,309         39,097          7,180
Insured California      18,717             -0-        14,584            140


Accrued expenses for the National Portfolio includes $1,298 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


Portfolio                                           Class B          Class C
===========                                     ==============   ==============
National                                        $    4,093,652   $    4,532,303
Insured National                                     3,642,442        1,836,876
New York                                             7,784,127        2,622,990
California                                           8,162,338        5,568,465
Insured California                                   3,081,689        1,650,737


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 73


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005 were as follows:


Portfolio                                          Purchases          Sales
===========                                     ==============   ==============
National                                        $   65,427,588   $   97,842,823
Insured National                                    10,040,857       20,666,664
New York                                            47,545,808       45,301,873
California                                          69,596,908      113,970,634
Insured California                                  28,874,510       40,997,180


There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2005.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and swap transactions) are as follows:


                                    Gross Unrealized                 Net
                            -------------------------------      Unrealized
Portfolio                   Appreciation     (Depreciation)     Appreciation
-------------------------------------------------------------------------------
National                    $ 25,381,566       $ (595,749)      $ 24,785,817
Insured National              11,335,486          (19,916)        11,315,570
New York                      27,666,822         (217,792)        27,449,030
California                    65,872,609         (406,181)        65,466,428
Insured California             9,162,973           (5,844)         9,157,129


1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and


_______________________________________________________________________________

74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

NOTE E

Capital Stock

The Fund has 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated as Class A, Class B and Class C shares. Each


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 75


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Portfolio class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:


                                Shares                      Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
National           April 30, 2005   October 31,  April 30, 2005    October 31,
Portfolio             (unaudited)      2004        (unaudited)        2004
------------         ------------  ------------  --------------  --------------
Class A
Shares sold            1,020,994     2,106,313    $ 10,348,411    $ 21,206,306
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              512,600     1,062,068       5,192,617      10,700,580
-------------------------------------------------------------------------------
Shares converted
  from Class B           551,226       908,105       5,574,985       9,149,675
-------------------------------------------------------------------------------
Shares redeemed       (2,533,494)   (7,574,363)    (25,662,034)    (76,128,944)
-------------------------------------------------------------------------------
Net decrease            (448,674)   (3,497,877)   $ (4,546,021)   $(35,072,383)
===============================================================================

Class B
Shares sold              237,570       578,587    $  2,401,231    $  5,842,291
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               89,058       219,683         901,169       2,211,420
-------------------------------------------------------------------------------
Shares converted
  to Class A            (551,772)     (909,487)     (5,574,985)     (9,149,675)
-------------------------------------------------------------------------------
Shares redeemed         (943,005)   (2,931,579)     (9,543,588)    (29,317,272)
-------------------------------------------------------------------------------
Net decrease          (1,168,149)   (3,042,796)   $(11,816,173)   $(30,413,236)
===============================================================================

Class C
Shares sold              299,458       439,534    $  3,033,349    $  4,427,586
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               75,412       168,949         763,622       1,700,732
-------------------------------------------------------------------------------
Shares redeemed         (628,718)   (2,074,718)     (6,351,169)    (20,841,631)
-------------------------------------------------------------------------------
Net decrease            (253,848)   (1,466,235)   $ (2,554,198)   $(14,713,313)
===============================================================================


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                       Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
Insured                 Ended       Year Ended        Ended        Year Ended
National           April 30, 2005   October 31,  April 30, 2005    October 31,
Portfolio             (unaudited)       2004       (unaudited)        2004
------------         ------------  ------------  --------------  --------------
Class A
Shares sold              402,942       663,909    $  4,139,097    $  6,797,650
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              159,261       314,725       1,636,943       3,210,143
-------------------------------------------------------------------------------
Shares converted
  from Class B           112,339       314,704       1,149,932       3,204,389
-------------------------------------------------------------------------------
Shares redeemed       (1,011,844)   (2,436,297)    (10,381,325)    (24,802,001)
-------------------------------------------------------------------------------
Net decrease            (337,302)   (1,142,959)   $ (3,455,353)   $(11,589,819)
===============================================================================

Class B
Shares sold              102,037       187,387    $  1,045,006    $  1,914,256
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               23,508        67,644         240,951         688,458
-------------------------------------------------------------------------------
Shares converted
  to Class A            (112,654)     (315,535)     (1,149,932)     (3,204,389)
-------------------------------------------------------------------------------
Shares redeemed         (326,735)   (1,096,825)     (3,347,607)    (11,106,033)
-------------------------------------------------------------------------------
Net decrease            (313,844)   (1,157,329)   $ (3,211,582)   $(11,707,708)
===============================================================================

Class C
Shares sold               49,155       135,329    $    503,745    $  1,384,233
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                7,885        20,113          80,868         204,719
-------------------------------------------------------------------------------
Shares redeemed          (81,559)     (369,493)       (835,585)     (3,766,185)
-------------------------------------------------------------------------------
Net decrease             (24,519)     (214,051)   $   (250,972)   $ (2,177,233)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 77


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                       Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                         Ended      Year Ended        Ended        Year Ended
New York            April 30, 2005   October 31, April 30, 2005    October 31,
Portfolio             (unaudited)      2004        (unaudited)        2004
------------         ------------  ------------  --------------  --------------
Class A
Shares sold            1,534,088     2,422,050    $ 15,181,553    $ 23,861,758
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              482,577     1,009,825       4,785,815       9,941,832
-------------------------------------------------------------------------------
Shares converted
  from Class B           510,385     1,018,102       5,057,924      10,022,329
-------------------------------------------------------------------------------
Shares redeemed       (2,608,549)   (8,061,705)    (25,874,224)    (79,561,547)
-------------------------------------------------------------------------------
Net decrease             (81,499)   (3,611,728)   $   (848,932)   $(35,735,628)
===============================================================================

Class B
Shares sold              903,660     2,250,287    $  8,953,315    $ 22,104,831
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              224,706       473,978       2,225,839       4,660,130
-------------------------------------------------------------------------------
Shares converted
  to Class A            (511,127)   (1,019,366)     (5,057,924)    (10,022,329)
-------------------------------------------------------------------------------
Shares redeemed       (1,376,479)   (4,010,210)    (13,626,149)    (39,249,636)
-------------------------------------------------------------------------------
Net decrease            (759,240)   (2,305,311)   $ (7,504,919)   $(22,507,004)
===============================================================================

Class C
Shares sold              188,560       353,153    $  1,867,520    $  3,469,107
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               58,032       122,716         575,143       1,207,406
-------------------------------------------------------------------------------
Shares redeemed         (368,879)   (1,265,156)     (3,652,071)    (12,385,586)
-------------------------------------------------------------------------------
Net decrease            (122,287)     (789,287)   $ (1,209,408)   $ (7,709,073)
===============================================================================


_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                                Shares                      Amount
                    ---------------------------  ------------------------------
                     Six Months                    Six Months
                        Ended        Year Ended       Ended        Year Ended
California          April 30, 2005   October 31, April 30, 2005    October 31,
Portfolio            (unaudited)       2004        (unaudited)        2004
------------         ------------  ------------  --------------  --------------
Class A
Shares sold            2,204,044     4,313,305    $ 24,094,849    $ 46,524,777
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              738,172     1,565,519       8,074,591      16,901,277
-------------------------------------------------------------------------------
Shares converted
  from Class B           921,568     1,341,372      10,056,022      14,482,317
-------------------------------------------------------------------------------
Shares redeemed       (3,833,903)  (14,100,595)    (41,902,894)   (151,643,233)
-------------------------------------------------------------------------------
Net increase
  (decrease)              29,881    (6,880,399)   $    322,568    $(73,734,862)
===============================================================================

Class B
Shares sold              174,224       623,013    $  1,907,640    $  6,737,003
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              185,529       482,633       2,028,583       5,211,465
-------------------------------------------------------------------------------
Shares converted
  to Class A            (921,727)   (1,341,787)    (10,056,022)    (14,482,317)
-------------------------------------------------------------------------------
Shares redeemed       (1,820,663)   (6,042,269)    (19,895,660)    (64,850,399)
-------------------------------------------------------------------------------
Net decrease          (2,382,637)   (6,278,410)   $(26,015,459)   $(67,384,248)
===============================================================================

Class C
Shares sold              437,753       736,060    $  4,783,405    $  7,949,969
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              119,275       267,954       1,304,260       2,892,849
-------------------------------------------------------------------------------
Shares redeemed       (1,330,931)   (4,094,746)    (14,555,868)    (44,016,937)
-------------------------------------------------------------------------------
Net decrease            (773,903)   (3,090,732)   $ (8,468,203)   $(33,174,119)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 79


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                                Shares                       Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
Insured                  Ended      Year Ended        Ended        Year Ended
California         April 30, 2005   October 31,  April 30, 2005    October 31,
Portfolio            (unaudited)        2004       (unaudited)        2004
------------         ------------  ------------  --------------  --------------
Class A
Shares sold              216,103       311,027    $  3,064,762    $  4,392,860
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               84,601       192,258       1,198,441       2,720,559
-------------------------------------------------------------------------------
Shares converted
  from Class B            29,040       127,615         411,867       1,798,159
-------------------------------------------------------------------------------
Shares redeemed         (669,160)   (2,248,715)     (9,458,470)    (31,557,790)
-------------------------------------------------------------------------------
Net decrease            (339,416)   (1,617,815)   $ (4,783,400)   $(22,646,212)
===============================================================================

Class B
Shares sold               23,802       126,832    $    338,786    $  1,809,363
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               15,777        40,644         223,379         575,164
-------------------------------------------------------------------------------
Shares converted
  to Class A             (29,054)     (127,663)       (411,867)     (1,798,159)
-------------------------------------------------------------------------------
Shares redeemed         (206,223)     (609,915)     (2,910,804)     (8,598,143)
-------------------------------------------------------------------------------
Net decrease            (195,698)     (570,102)   $ (2,760,506)   $ (8,011,775)
===============================================================================

Class C
Shares sold               92,044       169,523    $  1,302,702    $  2,409,230
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               14,104        33,934         199,687         479,739
-------------------------------------------------------------------------------
Shares redeemed         (138,434)     (388,546)     (1,952,929)     (5,490,989)
-------------------------------------------------------------------------------
Net decrease             (32,286)     (185,089)   $   (450,540)   $ (2,602,020)
===============================================================================


NOTE F

Risks Involved inInvesting in the Fund

Concentration of Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2005.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were as follows:


National Portfolio                               2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $      736,836   $    1,829,726
  Tax-exempt income                             24,050,076       29,358,418
                                            --------------   --------------
Total distributions paid                    $   24,786,912   $   31,188,144
                                            ==============   ==============


As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $  (54,430,084)(a)
Unrealized appreciation                                          23,503,491(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $  (30,926,593)(c)
                                                             ==============

(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $54,430,084, of which $12,161,492 expires in the year 2007, $18,808,737 expires in the year 2008, $12,984,821 expires in the year 2010 and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year $2,888,492 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.


Insured National Portfolio                       2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $       12,360   $           -0-
  Tax-exempt income                              7,513,579        8,168,945
                                            --------------   --------------
Total distributions paid                    $    7,525,939   $    8,168,945
                                            ==============   ==============


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 81


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $      422,690
Accumulated capital and other losses                             (3,888,958)(a)
Unrealized appreciation                                          11,643,110(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    8,176,842(c)
                                                             ==============


(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $3,888,958, of which $1,875,023 expires in the year 2007, $1,593,951 in 2008 and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $34,502 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purpose of gain/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.


New York Portfolio                               2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $           -0-  $      126,538
  Tax-exempt income                             23,112,230       26,794,529
                                            --------------   --------------
Total distributions paid                    $   23,112,230   $   26,921,067
                                            ==============   ==============


As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income               $      144,932
Accumulated capital and other losses                            (19,018,440)(a)
Unrealized appreciation/(depreciation)                           27,905,118(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   9,031,610(c)
                                                             ==============


(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $19,018,440, of which $2,275,884 expires in the year 2007, $5,997,244 expires in the year 2008, $6,973,404 expires in the year 2009 and $3,771,908 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $4,997,791 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.


_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

California Portfolio                             2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $      662,168   $    2,830,191
  Tax-exempt income                             42,858,791       52,843,680
                                            --------------   --------------
Total distributions paid                    $   43,520,959   $   55,673,871
                                            ==============   ==============


As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $  (32,390,284)(a)
Unrealized appreciation/(depreciation)                           63,770,909(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   31,380,625(c)
                                                             ==============


(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $32,390,284 of which $7,305,591 expires in the year 2007, $10,170,666 expires in the year 2008, $10,406,492 expires in the year 2009 and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $9,216,232 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/(losses) on certain derivative instruments and the difference between the book and tax treament of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.


Insured California Portfolio                     2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $      193,787   $      374,433
  Tax-exempt income                              6,427,993        7,521,245
                                            --------------   --------------
Total distributions paid                    $    6,621,780   $    7,895,678
                                            ==============   ==============


As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $      (63,273)(a)
Unrealized appreciation/(depreciation)                           10,721,675(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   10,658,402(c)
                                                             ==============


(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $63,273, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $79,950 of the capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 83


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004 the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the


_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was consid-


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 85


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

ering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     National Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class A
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                          April 30,                      Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $10.13        $9.96        $9.80       $10.34       $10.14       $10.02

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .24          .50          .52          .54          .54          .55
Net realized and unrealized
  gain (loss) on investment
  transactions                               .07          .17          .18         (.53)         .21          .12
Net increase in net asset value
  from operations                            .31          .67          .70          .01          .75          .67

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.24)        (.50)        (.54)        (.54)        (.54)        (.55)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.01)        (.01)          -0-
Total dividends and distributions           (.24)        (.50)        (.54)        (.55)        (.55)        (.55)
Net asset value, end of period            $10.20       $10.13        $9.96        $9.80       $10.34       $10.14

TOTAL RETURN
Total investment return based
  on net asset value(d)                     3.06%        6.92%        7.32%         .06%        7.55%        6.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $342,095     $344,557     $373,416     $411,408     $425,506     $412,248
Ratio to average net assets of:
  Expenses, net of fee waivers               .68%(e)      .68%         .68%         .65%         .64%         .68%
  Expenses, before fee waivers               .93%(e)     1.08%        1.11%        1.07%        1.06%        1.11%
  Net investment income(b)                  4.69%(e)     4.94%        5.25%        5.28%        5.22%        5.53%
Portfolio turnover rate                       14%          47%          35%          63%         194%         415%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 87


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    National Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class B
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $10.12        $9.95        $9.79       $10.33       $10.13       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .20          .43          .45          .46          .47          .48
Net realized and unrealized
  gain (loss) on investment
  transactions                               .07          .17          .18         (.52)         .21          .13
Net increase (decrease) in net
  asset value from operations                .27          .60          .63         (.06)         .68          .61

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.20)        (.43)        (.47)        (.47)        (.47)        (.48)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.01)        (.01)          -0-
Total dividends and distributions           (.20)        (.43)        (.47)        (.48)        (.48)        (.48)
Net asset value, end of period            $10.19       $10.12        $9.95        $9.79       $10.33       $10.13

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.71%        6.18%        6.57%        (.62)%       6.84%        6.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $60,809      $72,264     $101,287     $122,656     $132,074     $117,779
Ratio to average net assets of:
  Expenses, net of fee waivers              1.38%(e)     1.39%        1.39%        1.35%        1.36%        1.39%
  Expenses, before fee waivers              1.64%(e)     1.79%        1.81%        1.77%        1.79%        1.79%
  Net investment income(b)                  3.99%(e)     4.24%        4.54%        4.57%        4.59%        4.80%
Portfolio turnover rate.                      14%          47%          35%          63%         194%         415%



See footnote summary on page 107.


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    National Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class C
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                        Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $10.13        $9.95        $9.79       $10.34       $10.13       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .20          .43          .45          .47          .47          .48
Net realized and unrealized
  gain (loss) on investment
  transactions                               .06          .18          .18         (.54)         .22          .13
Net increase (decrease) in net
  asset value from operations                .26          .61          .63         (.07)         .69          .61

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.20)        (.43)        (.47)        (.47)        (.47)        (.48)
Distributions in excess of net
  investment income.                          -0-          -0-          -0-        (.01)        (.01)          -0-
Total dividends and distributions           (.20)        (.43)        (.47)        (.48)        (.48)        (.48)
Net asset value, end of period            $10.19       $10.13        $9.95        $9.79       $10.34       $10.13

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.61%        6.28%        6.57%        (.72)%       6.94%        6.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $66,604      $68,769      $82,167      $93,032      $98,825      $93,861
Ratio to average net assets of:
  Expenses, net of fee waivers              1.38%(e)     1.38%        1.38%        1.35%        1.35%        1.38%
  Expenses, before fee waivers              1.63%(e)     1.78%        1.81%        1.76%        1.78%        1.79%
  Net investment income(b)                  3.99%(e)     4.24%        4.55%        4.58%        4.61%        4.83%
Portfolio turnover rate                       14%          47%          35%          63%         194%         415%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 89


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Insured National Portfolio
                                      ----------------------------------------------------------------------------
                                                                        Class A
                                      ----------------------------------------------------------------------------
                                       Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $10.29       $10.11        $9.92       $10.07        $9.58        $9.33

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .21          .44          .47          .45          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                               .03          .20          .14         (.14)         .50          .26
Net increase in net asset value
  from operations                            .24          .64          .61          .31          .95          .71

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.22)        (.46)        (.42)        (.45)        (.45)        (.45)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.01)        (.01)        (.01)
Total dividends and distributions           (.22)        (.46)        (.42)        (.46)        (.46)        (.46)
Net asset value, end of period            $10.31       $10.29       $10.11        $9.92       $10.07        $9.58

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.28%        6.42%        6.32%        3.13%       10.11%        7.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $126,616     $129,888     $139,179     $164,154     $169,744     $161,977
Ratio to average net assets of:
  Expenses, net of fee waivers              1.04%(e)     1.03%        1.04%        1.01%        1.04%        1.09%
  Expenses, before fee waivers              1.05%(e)     1.18%        1.16%        1.13%        1.14%        1.16%
  Net investment income(b)                  4.12%(e)     4.28%        4.69%        4.49%        4.53%        4.83%
Portfolio turnover rate                        6%          12%          28%          43%         105%         311%



See footnote summary on page 107.


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Insured National Portfolio
                                      ----------------------------------------------------------------------------
                                                                         Class B
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $10.26       $10.09        $9.89       $10.05        $9.56        $9.31

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .17          .36          .40          .37          .38          .40
Net realized and unrealized
  gain (loss) on investment
  transactions                               .03          .19          .16         (.14)         .50          .26
Net increase in net asset value
  from operations                            .20          .55          .56          .23          .88          .66

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.18)        (.38)        (.36)        (.38)        (.38)        (.40)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.01)        (.01)        (.01)
Total dividends and distributions           (.18)        (.38)        (.36)        (.39)        (.39)        (.41)
Net asset value, end of period            $10.28       $10.26       $10.09        $9.89       $10.05        $9.56

TOTAL RETURN
Total investment return based
  on net asset value(d)                     1.93%        5.60%        5.71%        2.34%        9.39%        7.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $19,778      $22,968      $34,243      $35,048      $35,326      $25,070
Ratio to average net assets of:
  Expenses, net of fee waivers              1.74%(e)     1.74%        1.75%        1.72%        1.75%        1.80%
  Expenses, before fee waivers              1.76%(e)     1.89%        1.87%        1.84%        1.85%        1.87%
  Net investment income(b)                  3.43%(e)     3.58%        4.00%        3.79%        3.83%        4.12%
Portfolio turnover rate                        6%          12%          28%          43%         105%         311%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 91


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Insured National Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class C
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                        Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $10.27       $10.09        $9.90       $10.05        $9.56        $9.32

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .18          .37          .40          .37          .38          .40
Net realized and unrealized
  gain (loss) on investment
  transactions                               .01          .19          .15         (.13)         .50          .25
Net increase in net asset value
  from operations                            .19          .56          .55          .24          .88          .65

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.18)        (.38)        (.36)        (.38)        (.38)        (.40)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.01)        (.01)        (.01)
Total dividends and distributions           (.18)        (.38)        (.36)        (.39)        (.39)        (.41)
Net asset value, end of period            $10.28       $10.27       $10.09        $9.90       $10.05        $9.56

TOTAL RETURN
Total investment return based
  on net asset value(d)                     1.83%        5.71%        5.60%        2.44%        9.39%        6.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $11,965      $12,198      $14,149      $17,592      $16,650      $13,930
Ratio to average net assets of:
  Expenses, net of fee waivers              1.74%(e)     1.73%        1.74%        1.71%        1.74%        1.80%
  Expenses, before fee waivers              1.75%(e)     1.88%        1.86%        1.83%        1.85%        1.85%
  Net investment income(b)                  3.44%(e)     3.59%        3.98%        3.78%        3.84%        4.14%
Portfolio turnover rate                        6%          12%          28%          43%         105%         311%



See footnote summary on page 107.


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                     New York Portfolio
                                      ----------------------------------------------------------------------------
                                                                         Class A
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $9.93        $9.79        $9.69        $9.93        $9.70        $9.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .23          .48          .50          .53          .53          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                               .02          .15          .11         (.25)         .22          .25
Net increase in net asset value
  from operations                            .25          .63          .61          .28          .75          .77

LESS: DIVIDENDS
Dividends from net
  investment income                         (.23)        (.49)        (.51)        (.52)        (.52)        (.52)
Total dividends                             (.23)        (.49)        (.51)        (.52)        (.52)        (.52)
Net asset value, end of period             $9.95        $9.93        $9.79        $9.69        $9.93        $9.70

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.56%        6.58%        6.39%        2.89%        7.86%        8.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $279,811     $280,213     $311,596     $322,621     $326,500     $259,997
Ratio to average net assets of:
  Expenses, net of fee waivers               .58%(e)      .59%         .58%         .58%         .59%         .77%
  Expenses, before fee waivers               .90%(e)     1.05%        1.06%        1.05%        1.04%        1.10%
  Net investment income(b)                  4.71%(e)     4.93%        5.09%        5.42%        5.28%        5.46%
Portfolio turnover rate                       10%          33%          35%          33%          92%         187%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 93


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   New York Portfolio
                                      ----------------------------------------------------------------------------
                                                                         Class B
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                      Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $9.92        $9.78        $9.68        $9.93        $9.70        $9.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .20          .41          .43          .46          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                               .01          .15          .11         (.26)         .23          .25
Net increase in net asset value
  from operations                            .21          .56          .54          .20          .68          .70

LESS: DIVIDENDS
Dividends from net
  investment income                         (.20)        (.42)        (.44)        (.45)        (.45)        (.45)
Total dividends                             (.20)        (.42)        (.44)        (.45)        (.45)        (.45)
Net asset value, end of period             $9.93        $9.92        $9.78        $9.68        $9.93        $9.70

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.11%        5.85%        5.64%        2.04%        7.10%        7.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $144,152     $151,474     $171,881     $184,700     $165,787     $100,651
Ratio to average net assets of:
  Expenses, net of fee waivers              1.28%(e)     1.30%        1.29%        1.29%        1.30%        1.48%
  Expenses, before fee waivers              1.60%(e)     1.76%        1.77%        1.78%        1.76%        1.81%
  Net investment income(b)                  4.02%(e)     4.22%        4.38%        4.70%        4.59%        4.75%
Portfolio turnover rate                       10%          33%          35%          33%          92%         187%



See footnote summary on page 107.


_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    New York Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class C
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)      2004(a)      2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  ---------
Net asset value,
  beginning of period                      $9.92        $9.78        $9.68        $9.94        $9.71        $9.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .20          .41          .43          .46          .46          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                               .02          .15          .11         (.27)         .22          .26
Net increase in net asset value
  from operations                            .22          .56          .54          .19          .68          .71

LESS: DIVIDENDS
Dividends from net
  investment income                         (.20)        (.42)        (.44)        (.45)        (.45)        (.45)
Total dividends                             (.20)        (.42)        (.44)        (.45)        (.45)        (.45)
Net asset value, end of period             $9.94        $9.92        $9.78        $9.68        $9.94        $9.71

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.21%        5.85%        5.64%        1.94%        7.09%        7.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $43,971      $45,121      $52,206      $57,386      $54,631      $42,888
Ratio to average net assets of:
  Expenses, net of fee waivers              1.28%(e)     1.29%        1.29%        1.29%        1.30%        1.47%
  Expenses, before fee waivers              1.60%(e)     1.75%        1.77%        1.77%        1.76%        1.80%
  Net investment income(b)                  4.02%(e)     4.23%        4.38%        4.71%        4.60%        4.76%
Portfolio turnover rate                       10%          33%          35%          33%          92%         187%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 95


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    California Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class A
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                        Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)    2004(a)        2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  ---------
Net asset value,
  beginning of period                     $10.93       $10.63       $10.84       $11.00       $10.88       $10.58

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .24          .51          .53          .55          .54          .56
Net realized and unrealized gain
  (loss) on investment
  transactions                               .07          .30         (.19)        (.15)         .14          .30
Net increase in net asset value
  from operations                            .31          .81          .34          .40          .68          .86

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.24)        (.51)        (.55)        (.54)        (.54)        (.56)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.02)        (.02)          -0-
Total dividends and distributions           (.24)        (.51)        (.55)        (.56)        (.56)        (.56)
Net asset value, end of period            $11.00       $10.93       $10.63       $10.84       $11.00       $10.88

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.86%        7.80%        3.15%        3.82%        6.47%        8.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $591,715     $587,874     $644,868     $725,242     $755,947     $714,654
Ratio to average net assets of:
  Expenses, net of fee waivers               .77%(e)      .78%         .77%         .76%         .77%         .84%
  Expenses, before fee waivers               .86%(e)     1.01%        1.02%        1.01%        1.02%        1.04%
  Net investment income(b)                  4.40%(e)     4.75%        4.93%        5.05%        4.98%        5.32%
Portfolio turnover rate                        8%          34%          33%          23%          78%         124%



See footnote summary on page 107.


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   California Portfolio
                                     ----------------------------------------------------------------------------
                                                                         Class B
                                     ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        April 30,                        Year Ended October 31,
                                         2005     ---------------------------------------------------------------
                                       (unaudited)     2004(a)       2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  ----------
Net asset value,
  beginning of period                    $10.93       $10.63       $10.84       $11.00       $10.88       $10.58

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                 .20          .44          .46          .47          .46          .48
Net realized and unrealized gain
  (loss) on investment
  transactions                              .07          .30         (.20)        (.14)         .15          .30
Net increase in net asset value
  from operations                           .27          .74          .26          .33          .61          .78

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.20)        (.44)        (.47)        (.47)        (.46)        (.48)
Distributions in excess of net
  investment income                          -0-          -0-          -0-        (.02)        (.03)          -0-
Total dividends and distributions          (.20)        (.44)        (.47)        (.49)        (.49)        (.48)
Net asset value, end of period           $11.00       $10.93       $10.63       $10.84       $11.00       $10.88

TOTAL RETURN
Total investment return based
  on net asset value(d)                    2.51%        7.05%        2.43%        3.10%        5.74%        7.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $150,057     $175,215     $237,147     $279,697     $269,726     $222,897
Ratio to average net assets of:
  Expenses, net of fee waivers             1.47%(e)     1.48%        1.48%        1.46%        1.48%        1.54%
  Expenses, before fee waivers             1.56%(e)     1.71%        1.73%        1.72%        1.73%        1.74%
  Net investment income(b)                 3.71%(e)     4.05%        4.22%        4.35%        4.26%        4.61%
Portfolio turnover rate                       8%          34%          33%          23%          78%         124%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 97


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   California Portfolio
                                     ----------------------------------------------------------------------------
                                                                         Class C
                                     ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                       (unaudited)    2004(a)       2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  ----------
Net asset value,
  beginning of period                    $10.93       $10.63       $10.84       $11.00       $10.88       $10.58

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                 .20          .44          .46          .47          .46          .48
Net realized and unrealized gain
  (loss) on investment
  transactions                              .07          .30         (.20)        (.14)         .15          .30
Net increase in net asset value
  from operations                           .27          .74          .26          .33          .61          .78

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                        (.20)        (.44)        (.47)        (.47)        (.46)        (.48)
Distributions in excess of net
  investment income                          -0-          -0-          -0-        (.02)        (.03)          -0-
Total dividends and distributions          (.20)        (.44)        (.47)        (.49)        (.49)        (.48)
Net asset value, end of period           $11.00       $10.93       $10.63       $10.84       $11.00       $10.88

TOTAL RETURN
Total investment return based
  on net asset value(d)                    2.51%        7.05%        2.43%        3.10%        5.74%        7.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $133,360     $141,031     $170,003     $209,008     $211,502     $156,156
Ratio to average net assets of:
  Expenses, net of fee waivers             1.47%(e)     1.48%        1.47%        1.46%        1.47%        1.54%
  Expenses, before fee waivers             1.56%(e)     1.71%        1.72%        1.71%        1.72%        1.74%
  Net investment income(b)                 3.70%(e)     4.05%        4.23%        4.35%        4.25%        4.62%
Portfolio turnover rate                       8%          34%          33%          23%          78%         124%




See footnote summary on page 107.


_______________________________________________________________________________

98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Insured California Portfolio
                                      ----------------------------------------------------------------------------
                                                                         Class A
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $14.21       $14.03       $14.17       $14.45       $13.74       $13.11

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .29          .61          .60          .62          .63          .64
Net realized and unrealized
  gain (loss) on investment
  transactions                               .02          .18         (.12)        (.12)         .74          .63
Net increase in net asset value
  from operations                            .31          .79          .48          .50         1.37         1.27

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.29)        (.61)        (.62)        (.62)        (.63)        (.64)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.04)        (.03)          -0-
Distributions from net realized
  gain on investment transactions             -0-          -0-          -0-        (.12)          -0-          -0-
Total dividends and distributions           (.29)        (.61)        (.62)        (.78)        (.66)        (.64)
Net asset value, end of period            $14.23       $14.21       $14.03       $14.17       $14.45       $13.74

TOTAL RETURN
Total investment return based
  on net asset value(d)                     2.18%        5.75%        3.39%        3.65%       10.16%       10.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $98,770     $103,414     $124,817     $144,973     $168,469     $115,983
Ratio to average net assets of:
  Expenses, net of fee waivers              1.02%(e)     1.00%        1.07%        1.03%        1.04%        1.09%
  Expenses, before fee waivers              1.02%(e)     1.07%        1.07%        1.03%        1.04%        1.09%
  Net investment income(b)                  4.07%(e)     4.29%        4.24%        4.43%        4.44%        4.82%
Portfolio turnover rate                       21%           5%          34%          31%         140%         174%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 99


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Insured California Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class B
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)      2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $14.20       $14.02       $14.16       $14.46       $13.75       $13.11

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .24          .50          .50          .52          .52          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                               .03          .19         (.12)        (.14)         .75          .64
Net increase in net asset value
  from operations                            .27          .69          .38          .38         1.27         1.18

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.24)        (.51)        (.52)        (.53)        (.52)        (.54)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.03)        (.04)          -0-
Distributions from net realized
  gain on investment transactions             -0-          -0-          -0-        (.12)          -0-          -0-
Total dividends and distributions           (.24)        (.51)        (.52)        (.68)        (.56)        (.54)
Net asset value, end of period            $14.23       $14.20       $14.02       $14.16       $14.46       $13.75

TOTAL RETURN
Total investment return based
  on net asset value(d)                     1.90%        5.02%        2.67%        2.76%        9.38%        9.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $18,814      $21,559      $29,285      $33,133      $27,015      $18,925
Ratio to average net assets of:
  Expenses, net of fee waivers              1.73%(e)     1.71%        1.77%        1.73%        1.74%        1.79%
  Expenses, before fee waivers              1.73%(e)     1.77%        1.77%        1.73%        1.74%        1.79%
  Net investment income(b)                  3.37%(e)     3.58%        3.52%        3.70%        3.72%        4.11%
Portfolio turnover rate                       21%           5%          34%          31%         140%         174%



See footnote summary on page 107.


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Insured California Portfolio
                                      ----------------------------------------------------------------------------
                                                                          Class C
                                      ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                          2005     ---------------------------------------------------------------
                                        (unaudited)     2004(a)       2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $14.20       $14.02       $14.16       $14.47       $13.75       $13.11

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                  .24          .51          .50          .52          .52          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                               .02          .18         (.12)        (.15)         .76          .64
Net increase in net asset value
  from operations                            .26          .69          .38          .37         1.28         1.18

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.24)        (.51)        (.52)        (.53)        (.52)        (.54)
Distributions in excess of net
  investment income                           -0-          -0-          -0-        (.03)        (.04)          -0-
Distributions from net realized
  gain on investment transactions             -0-          -0-          -0-        (.12)          -0-          -0-
Total dividends and distributions           (.24)        (.51)        (.52)        (.68)        (.56)        (.54)
Net asset value, end of period            $14.22       $14.20       $14.02       $14.16       $14.47       $13.75

TOTAL RETURN
Total investment return based
  on net asset value(d)                     1.83%        5.02%        2.67%        2.69%        9.46%        9.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $19,179      $19,603      $21,951      $22,715      $20,541      $15,536
Ratio to average net assets of:
  Expenses, net of fee waivers              1.72%(e)     1.70%        1.77%        1.73%        1.74%        1.79%
  Expenses, before fee waivers              1.72%(e)     1.77%        1.77%        1.73%        1.74%        1.79%
  Net investment income(b)                  3.38%(e)     3.59%        3.53%        3.71%        3.73%        4.12%
Portfolio turnover rate                       21%           5%          34%          31%         140%         174%



See footnote summary on page 107.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 101


                                                           Financial Highlights
-------------------------------------------------------------------------------

(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effects of these changes for the year ended October 31, 2004 were as follows:


                                                   Realized
                                                and Unrealized     Ratio of Net
                                                 Gain (Loss) on     Investment
                                 Investment       Investment          Income
                                   Income        Transactions       to Average
                                 Per Share*       Per Share*        Net Assets
-------------------------------------------------------------------------------
National Portfolio
   Class A                         $ .00           $ .00              .01%
   Class B                           .00             .00              .01%
   Class C                           .00             .00              .01%
Insured National Portfolio
   Class A                           .00             .00              .01%
   Class B                           .00             .00              .01%
   Class C                           .00             .00              .01%
New York Portfolio
   Class A                           .00             .00              .05%
   Class B                           .00             .00              .05%
   Class C                           .00             .00              .05%
California Portfolio
   Class A                           .00             .00              .00% +
   Class B                           .00             .00              .00% +
   Class C                           .00             .00              .00% +
Insured California Portfolio
   Class A                           .00             .00              .00% +
   Class B                           .00             .00              .00% +
   Class C                           .00             .00              .00% +


*  Per share amounts less than $0.01

+  Amount is less than .01%



(b)  Net of fees waived by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Robert B. Davidson, III, Senior Vice President
Douglas J. Peebles, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1) Member of the Audit Committee, Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 103


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND


NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 105


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (R)
Investment Research and Management


MUNISR0405


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

Exhibit No.  DESCRIPTION OF EXHIBIT

11 (b) (1)  Certification of Principal Executive Officer Pursuant to Section
            302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)  Certification of Principal Financial Officer Pursuant to Section
            302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant): AllianceBernstein Municipal Income Fund, Inc.


                By: /s/ Marc O. Mayer
                ---------------------
                Marc O. Mayer
                President

Date:    June 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                By: /s/ Marc O. Mayer
                ---------------------
                Marc O. Mayer
                President

Date:    June 29, 2005


                By: /s/ Mark D. Gersten
                ---------------------
                Mark D. Gersten
                Treasurer and Chief Financial Officer

Date:    June 29, 2005